UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

CHARLES M. WEBER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 96.4%
Asset Backed Securities - 1.5%
$ 41,377	Bombardier Capital Mortgage Securitization,
	Series 1998-A, Class A3, 6.23%, 04/15/2028	$39,008
	Countrywide Asset-Backed Certificates:
1,977,851	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	1,837,315
2,495,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	1,233,964
1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	778,319
657,719	Credit Based Asset Servicing and Securities,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	619,677
2,610,824	GMAC Mortgage Corporation Loan Trust,
	Series 2005-HE3, Class A2, 0.416%, 02/25/2036	1,010,672
	Green Tree Financial Corporation:
102,270	Series 1996-3, Class A5, 7.35%, 05/15/2027	106,745
49,817	Series 1998-2, Class A5, 6.24%, 12/01/2028	46,196
1,585,330	Series 1997-5, Class A6, 6.82%, 05/15/2029	1,592,910
563,145	Series 1998-3, Class A5, 6.22%, 03/01/2030	554,992
2,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,043,459
293,805	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	275,706
1,296,597	Residential Asset Securities Corporation,
	Series 2006-KS7, 0.346%, 09/25/2036	1,254,635
		10,393,598
Commercial Mortgage Backed Securities - 2.9%
3,060,096	GMAC Commercial Mortgage Securities, Inc.,
	Series 2001-C1, Class A2, 6.465%, 04/15/2034	3,152,679
1,279,451	Government National Mortgage Association (GNMA),
	Series 2006-15, Class A, 3.727%, 03/16/2027	1,310,722
6,853,295	Morgan Stanley Dean Witter Capital I,
	Series 2001-TOP1, Class A4, 6.66%, 02/15/2033	7,023,180
	Salomon Brothers Mortgage Securities VII:
119,997	Series 2000-C2, Class A2, 7.455%, 07/18/2033	119,859
2,606,210	Series 2001-C2, Class A3, 6.50%, 11/13/2036	2,738,524
6,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	6,278,124
		20,623,088
Convertible Corporate Bond - 0.4%
3,000,000	Transocean Inc., Series A,
	1.625%, 12/15/2037 (Callable 12/20/2011) (Convertible until 12/15/2037) f	2,988,750
Financial - 28.2%
3,400,000	Aegon NV,
	4.75%, 06/01/2013 f	3,577,075
3,000,000	AIG SunAmerica Global Financing VI,
	6.30%, 05/10/2011 (Acquired 11/23/2009 through 03/18/2010; Aggregate Cost $3,040,025)*	3,089,673
	Allstate Corporation:
1,675,000	6.125%, 02/15/2012	1,809,747
1,000,000	6.20%, 05/16/2014	1,113,074
3,330,000	American Express Centurion,
	0.325%, 07/13/2010	3,329,361
1,350,000	American General Finance Corporation Notes,
	4.00%, 03/15/2011	1,323,136
950,000	American Honda Finance Corporation,
	0.549%, 02/21/2012 (Acquired 10/19/2009; Cost $929,127)*	943,579
1,100,000	Amsouth Bank NA,
	4.85%, 04/01/2013	1,074,016

2,160,000	Axa Financial, Inc.,
	7.75%, 08/01/2010	2,207,524
2,200,000	Bancwest Corporation Subordinated Notes,
	8.30%, 01/15/2011	2,229,566
1,000,000	Bank of Scotland PLC,
	0.374%, 12/08/2010 (Acquired 05/14/2009; Cost $968,566)* f	997,866
	Bank Tokyo - Mitsubishi UFJ Ltd.: f
250,000	8.40%, 04/15/2010	250,366
1,900,000	7.40%, 06/15/2011 @	2,029,386
	Barclays Bank PLC Senior Unsecured Notes: f
600,000	5.45%, 09/12/2012	646,794
2,000,000	2.50%, 01/23/2013	2,002,386
2,000,000	Berkshire Hathaway Inc.,
	0.68%, 02/11/2013	2,007,262
2,500,000	CDP Financial Inc.,
	3.00%, 11/25/2014 (Acquired 11/20/2009; Cost $2,499,200)* f	2,461,597
555,000	Charter One Bank NA,
	5.50%, 04/26/2011	568,696
385,000	Chubb Corporation,
	6.00%, 11/15/2011	412,607
1,035,000	Citicorp,
	7.25%, 10/15/2011	1,106,040
	CIT Group, Inc.:
191,367	7.00%, 05/01/2013 (Callable 06/11/2010) @	186,104
287,050	7.00%, 05/01/2014 (Callable 06/11/2010) @	271,262
287,050	7.00%, 05/01/2015 (Callable 06/11/2010) @	267,674
478,417	7.00%, 05/01/2016 (Callable 06/11/2010)	441,340
669,783	7.00%, 05/01/2017 (Callable 06/11/2010) @	617,875
	Citigroup, Inc.:
100,000	7.25%, 10/01/2010	102,936
1,200,000	6.50%, 01/18/2011	1,247,514
723,000	5.125%, 02/14/2011	744,704
1,388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 01/26/2006 through 09/30/2009; Aggregate Cost $1,346,240)*	1,403,451
2,500,000	Corp Andina De Fomento Notes,
	5.20%, 05/21/2013 f	2,644,115
979,000	Deutsche Bank Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	1,050,520
2,000,000	Developers Diversified Realty Corporation,
	5.00%, 05/03/2010	2,002,938
2,391,000	Export-Import Bank Korea Notes,
	5.125%, 02/14/2011 f	2,451,452
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 06/01/2010)	889,380
1,500,000	First Hawaiian Capital Trust I, Series B,
	8.343%, 07/01/2027 (Callable 06/21/2010)	1,470,000
1,500,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	1,512,760
4,750,000	First Tennessee Bank,
	0.59%, 02/14/2011	4,665,478
800,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 06/01/2010)	796,038
4,200,000	GE Global Insurance Holding Corp.,
	7.50%, 06/15/2010	4,250,543
	General Electric Capital Corporation Notes:
1,550,000	5.72%, 08/22/2011 (Callable 07/22/2010)	1,570,065
250,000	6.00%, 06/15/2012 @	270,954
1,000,000	1.158%, 11/01/2012	980,158
250,000	Genworth Global Funding Trust,
	5.125%, 03/15/2011	257,088
3,845,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 01/12/2010 through 02/17/2010; Aggregate Cost $3,467,864)*	3,943,624

787,000	GMAC Inc.,
	7.50%, 12/31/2013 (Acquired 09/08/2006 and 08/21/2007; Cost $563,456 and
	$392,357, respectively)*	800,773
1,440,000	Goldman Sachs Group, Inc.,
	6.875%, 01/15/2011 @	1,507,512
3,450,000	Goldman Sachs Group LP Senior Unsecured Notes,
	8.00%, 03/01/2013 (Acquired 04/16/2009 through 10/20/2009; Aggregate Cost $3,763,493)*	3,902,440
1,000,000	Hartford Life Global Funding,
	0.609%, 01/17/2012	975,198
1,500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 06/01/2010) (Acquired 11/06/2007; Cost $1,547,662)*	1,413,759
1,300,000	Huntington National Bank Notes,
	8.00%, 04/01/2010	1,300,000
3,500,000	Hutchison Whampoa International Ltd.,
	6.50%, 02/13/2013 (Acquired 01/20/2010; Cost $3,850,418)* f	3,850,109
2,000,000	ING USA Global Funding Notes,
	0.44%, 10/01/2010	1,991,438
	Invesco Ltd.: f
2,680,000	5.625%, 04/17/2012	2,791,536
325,000	5.375%, 02/27/2013	336,664
3,050,000	Irish Life & Permanent,
	3.60%, 01/14/2013 (Acquired 01/07/2010; Cost $3,048,353)* f	3,043,580
	J.P. Morgan Chase & Co.:
1,725,000	5.75%, 01/02/2013	1,872,091
500,000	4.65%, 06/01/2014	528,330
2,246,000	Jackson National Life Global,
	5.125%, 02/10/2011 (Acquired 07/21/2009 and 09/21/2009; Cost $2,010,437 and
	$248,319, respectively)*	2,299,372
	John Hancock Global Funding II:
2,730,000	7.90%, 07/02/2010 (Acquired 02/24/2009 through 03/08/2010; Aggregate Cost $2,753,258)*	2,773,058
940,000	6.50%, 03/01/2011	979,707
	Key Bank National Assocation:
850,000	7.00%, 02/01/2011	890,652
1,000,000	7.30%, 05/01/2011	1,052,321
3,000,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 05/26/2009 and 03/10/2010; Cost $2,066,734 and
	$1,118,493, respectively)* f	3,346,377
	Korea Development Bank Senior Unsecured Notes: f
4,480,000	4.625%, 09/16/2010	4,534,468
150,000	5.30%, 01/17/2013	159,238
2,940,000	Landesbank Baden-Wurttemgerg Subordinated Notes,
	6.35%, 04/01/2012 f	3,193,058
3,860,000	Liberty Mutual Group,
	5.75%, 03/15/2014 (Acquired 09/03/2009 and 11/23/2009; Cost $2,220,118 and
	$110,316, respectively)*	4,040,281
1,000,000	Lloyds TSB Bank PLC,
	4.375%, 01/12/2015 (Acquired 01/05/2010; Cost $999,960)* f	985,782
2,500,000	M&I Marshall & Ilsley Bank,
	0.754%, 06/16/2010	2,488,635
620,000	Manufacturers & Traders Trust Co.,
	1.751%, 04/01/2013 (Callable 07/01/2010)	603,728
	Marsh & Mclennan Companies, Inc.:
2,015,000	5.15%, 09/15/2010	2,049,698
969,000	6.25%, 03/15/2012	1,020,810
1,200,000	4.85%, 02/15/2013	1,244,267
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026 (Callable 06/01/2010)	2,691,032
2,552,000	Mercantile Bankshares Corporation Subordinated Notes, Series B,
	4.625%, 04/15/2013	2,601,664

	Merrill Lynch & Co.:
1,500,000	2.709%, 05/12/2010	1,503,331
300,000	6.05%, 08/15/2012	320,401
1,600,000	Met Life Global Funding I,
	2.875%, 09/17/2012 (Acquired 09/10/2009; Cost $1,595,440)*	1,626,397
2,302,000	Monumental Global Funding II,
	5.65%, 07/14/2011	2,397,266
	Monumental Global Funding III:
350,000	0.674%, 01/25/2013 (Acquired 07/28/2009; Cost $312,090)*	335,373
1,265,000	5.50%, 04/22/2013 (Acquired 09/23/2009 through 03/16/2010; Aggregate Cost $1,327,384)*	1,347,644
	Morgan Stanley:
2,636,000	8.00%, 06/15/2010	2,673,742
910,000	6.75%, 04/15/2011	960,640
250,000	5.625%, 01/09/2012	264,791
355,000	6.60%, 04/01/2012	385,164
1,500,000	National City Bank of Cleveland Subordinated Notes,
	6.25%, 03/15/2011	1,557,041
278,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	285,719
	Nationwide Financial Services:
1,500,000	6.25%, 11/15/2011	1,591,250
350,000	5.90%, 07/01/2012	366,763
1,300,000	Nationwide Life Global Funding,
	5.35%, 03/15/2011 (Acquired 03/24/2009; Cost $1,237,006)*	1,329,175
2,273,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 06/01/2010)	2,295,730
1,000,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	1,022,215
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 06/01/2010)	975,000
2,000,000	Pooled Funding Trust II,
	2.625%, 03/30/2012 (Acquired 03/27/2009; Cost $1,998,800)*	2,039,898
3,225,000	Principal Life Global,
	6.25%, 02/15/2012 (Acquired 08/18/2009 through 09/29/2009; Aggregate Cost $3,368,335)*	3,448,796
1,000,000	Principal Life Income Funding,
	5.30%, 12/14/2012	1,079,096
	Protective Life Secured Trust:
4,500,000	4.00%, 04/01/2011	4,602,204
846,000	5.45%, 09/28/2012	909,443
3,000,000	Prudential Financial Inc.,
	2.75%, 01/14/2013 @	3,003,651
1,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.20%, 05/13/2014 (Acquired 05/06/2009; Cost $998,170)* f	1,051,543
2,000,000	Royal Bank of Scotland,
	4.875%, 08/25/2014 (Acquired 08/18/2009; Cost $1,994,040)* f	2,012,840
2,675,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	2,793,901
4,000,000	Simon Property Group LP,
	7.75%, 01/20/2011	4,141,160
520,000	SLM Corporation,
	4.50%, 07/26/2010	522,394
1,724,000	Sovereign Bancorp, Inc.,
	4.80%, 09/01/2010	1,749,445
	Sun Life Financial Global Funding:
2,500,000	0.528%, 07/06/2010 (Acquired 01/30/2009 through 08/10/2009; Aggregate Cost $2,476,129)*	2,500,315
1,000,000	0.438%, 07/06/2011 (Acquired 07/28/2009; Cost $965,391)*	988,346
2,780,000	Suntrust Banks, Inc.,
	5.25%, 11/05/2012	2,932,085
1,674,000	TECO Finance Inc.,
	7.00%, 05/01/2012	1,804,572
1,000,000	Trustreet Properties Inc.,
	7.50%, 04/01/2015 (Callable 04/30/2010)	1,030,444

750,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	840,763
	Union Planters Corporation:
750,000	4.375%, 12/01/2010 @	753,764
1,075,000	7.75%, 03/01/2011	1,092,044
1,441,000	Unitrin, Inc.,
	4.875%, 11/01/2010	1,454,091
1,237,000	Westfield Capital Corporation,
	4.375%, 11/15/2010 (Acquired 08/31/2009 and 01/25/2010; Cost $1,004,764 and
	$241,334, respectively)* f	1,256,248
2,500,000	Westpac Banking Corporation,
	1.90%, 12/14/2012 (Acquired 12/07/2009; Cost $2,498,700)* f	2,531,265
710,000	Westpac Securities NZ Ltd.,
	2.50%, 05/25/2012 (Acquired 03/05/2010; Cost $724,442)* f	724,583
2,774,000	Willis North America, Inc.,
	5.125%, 07/15/2010	2,806,389
		197,792,224
Industrial - 19.8%
	Aetna, Inc.:
1,000,000	7.875%, 03/01/2011	1,060,108
2,300,000	5.75%, 06/15/2011	2,411,355
2,000,000	Alcoa, Inc.,
	6.50%, 06/01/2011 @	2,096,222
1,000,000	Allied Waste North America, Inc.,
	5.75%, 02/15/2011	1,037,632
	Anheuser Busch Inbev Worldwide:
600,000	3.00%, 10/15/2012	616,103
3,000,000	2.50%, 03/26/2013 (Acquired 03/24/2010; Cost $2,996,400)*	3,005,787
2,110,000	Arcelormittal USA Part,
	9.75%, 04/01/2014 (Callable 04/01/2010) f	2,178,575
3,275,000	British Telecommunications PLC Notes,
	9.125%, 12/15/2010 f	3,458,482
	Bunge Limited Finance Corporation:
2,450,000	7.80%, 10/15/2012	2,731,691
1,545,000	5.875%, 05/15/2013	1,645,702
	CBS Corporation:
1,955,000	7.70%, 07/30/2010	1,990,599
3,435,000	6.625%, 05/15/2011	3,607,310
4,920,000	Cigna Corporation,
	7.00%, 01/15/2011	5,137,065
500,000	Clear Channel Communications Senior Notes,
	7.65%, 09/15/2010 @	498,125
3,640,000	Comcast Cable Holdings,
	9.80%, 02/01/2012	4,129,383
1,841,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	2,160,055
2,400,000	Computer Sciences Corporation Senior Notes,
	5.50%, 03/15/2013	2,577,910
2,000,000	Conagra Foods, Inc.,
	6.75%, 09/15/2011	2,149,160
	Cox Communications, Inc.:
355,000	7.75%, 11/01/2010	368,308
1,495,000	6.75%, 03/15/2011	1,565,249
3,850,000	COX Enterprises, Inc.,
	7.875%, 09/15/2010 (Acquired 07/13/2009 through 12/02/2009; Aggregate Cost $3,932,888)*	3,965,323
100,000	CRH America Inc.,
	5.625%, 09/30/2011	104,806
3,535,000	Daimler Finance NA LLC,
	7.75%, 01/18/2011	3,718,908

3,875,000	Deutsche Telekom International Finance BV,
	8.50%, 06/15/2010 f	3,932,300
2,500,000	Donnelley (R.R.) & Sons Co.,
	4.95%, 05/15/2010	2,505,495
780,000	Duke Energy Field Services LLC,
	6.875%, 02/01/2011	817,045
3,000,000	Enterprise Products Operating LLC,
	7.625%, 02/15/2012	3,303,627
2,875,000	Fiserv, Inc.,
	6.125%, 11/20/2012	3,129,024
3,500,000	Fortune Brands, Inc.,
	5.125%, 01/15/2011	3,600,282
1,860,000	France Telecom S.A.,
	7.75%, 03/01/2011 f	1,974,730
2,000,000	General Electric Company,
	5.00%, 02/01/2013	2,155,946
2,250,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/15/2009 and 06/17/2009; Cost $2,087,367 and
	$259,667, respectively)*	2,317,410
1,665,000	Historic Time Warner Inc.,
	9.125%, 01/15/2013	1,945,190
2,275,000	Johnson Controls Inc. Senior Unsecured Notes,
	5.25%, 01/15/2011 @	2,350,823
2,145,000	Kinder Morgan Energy Partners Senior Unsecured Notes,
	6.75%, 03/15/2011	2,253,676
2,300,000	Koninslijke KPN NV Senior Unsecured Notes,
	8.00%, 10/01/2010 f	2,380,617
	Kraft Foods Inc. Senior Unsecured Notes:
200,000	5.625%, 11/01/2011	212,420
2,800,000	2.625%, 05/08/2013	2,821,050
750,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	797,051
2,507,000	Lafarge S.A.,
	6.15%, 07/15/2011 f	2,618,622
3,120,000	Motiva Enterprises LLC Senior Unsecured Notes,
	5.20%, 09/15/2012 (Acquired 05/13/2009 through 09/23/2009; Aggregate Cost $3,145,014)*	3,237,558
3,325,000	Nabors Industries Inc.,
	5.375%, 08/15/2012	3,558,445
3,795,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010 f	3,979,817
2,300,000	Posco,
	8.75%, 03/26/2014 (Acquired 03/19/2009 and 08/17/2009; Cost $1,984,160 and
	$339,567, respectively)* f	2,730,992
2,125,000	Rio Tinto Alcan, Inc.,
	6.45%, 03/15/2011 f	2,220,355
	Telecom Italia Capital: f
5,000,000	6.20%, 07/18/2011	5,249,940
120,000	5.25%, 11/15/2013	125,691
1,535,000	Telefonica Emisiones, S.A.U.,
	5.855%, 02/04/2013 f	1,672,720
2,560,000	Telefonica Europe BV,
	7.75%, 09/15/2010 f	2,637,379
2,785,000	Time Warner Inc.,
	8.875%, 10/01/2012	3,204,972
2,945,000	Tyco International Finance,
	6.375%, 10/15/2011 f	3,173,031
	UnitedHealth Group, Inc.:
2,700,000	1.705%, 06/21/2010	2,699,857
280,000	5.25%, 03/15/2011	290,753
1,500,000	USX Corporation,
	9.125%, 01/15/2013	1,777,452
3,000,000	Vale Inco Limited,
	7.75%, 05/15/2012 f	3,286,161

1,600,000	Verizon New Jersey, Inc., Series A,
	5.875%, 01/17/2012	1,704,262
1,000,000	Vodafone Group PLC,
	5.50%, 06/15/2011 f	1,048,580
	Waste Management, Inc.:
1,925,000	7.65%, 03/15/2011	2,033,437
2,094,000	6.375%, 11/15/2012	2,320,171
300,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	331,528
250,000	Williams Partners LP,
	7.50%, 06/15/2011	264,804
400,000	Wyeth,
	6.95%, 03/15/2011	424,256
		139,301,327
Residential Mortgage Backed Securities - 4.9%
596,720	Bank of America Alternative Loan Trust,
	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	557,746
	Citicorp Mortgage Securities, Inc.:
534,796	Series 2004-3, Class A2, 5.25%, 05/25/2034	524,655
312,343	Series 2004-4, Class A2, 5.25%, 06/25/2034	311,722
	Countrywide Alternative Loan Trust:
897,772	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	820,346
1,976,570	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	1,853,691
545,552	Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	453,993
2,241,350	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,511,696
400,239	Deutsche Alternative Securities, Inc. Mortgage,
	Series 2005-4, Class A2, 5.05%, 09/25/2035	393,966
2,343,219	Federal Home Loan Bank,
	Series 00-0582, Class H, 4.75%, 10/25/2010	2,407,658
	Federal Home Loan Mortgage Corporation (FHLMC):
5,000,000	2.125%, 08/26/2013 (Callable 08/26/2010) @	5,001,945
576,827	Series 2672, Class QR, 4.00%, 09/15/2010	584,649
151,423	Series R015, Class AN, 3.75%, 02/15/2013	153,371
525,580	Series 3033, Class LU, 5.50%, 03/15/2013	551,797
1,666,637	Series 3124, Class VP, 6.00%, 06/15/2014	1,780,464
795,744	Series R014, Class AL, 5.50%, 10/15/2014	808,225
864,942	Series R001, Class AE, 4.375%, 04/15/2015	886,815
215,471	Series 2789, Class VM, 5.50%, 04/15/2015	224,782
1,162,872	Series 2857, Class VA, 5.00%, 09/15/2015	1,241,341
23,637	Series 2541, Class JB, 5.00%, 02/15/2016	23,758
2,813,075	Series R007, Class AC, 5.875%, 05/15/2016	2,882,889
693,587	Series 2910, Class BD, 4.50%, 11/15/2018	723,481
32,814	Series 5, Class B, 1.013%, 05/15/2019	32,820
271,370	Series 2970, Class DA, 5.50%, 01/15/2023	280,096
	Federal National Mortgage Association (FNMA):
304,241	5.50%, 07/01/2015	319,352
61,198	Series 2003-27, Class OJ, 5.00%, 07/25/2015	61,263
155,003	Series 2002-74, Class TD, 5.00%, 12/25/2015	154,967
227,936	Series 2003-24, Class LC, 5.00%, 12/25/2015	229,978
650,798	Series 2002-73, Class 0D, 5.00%, 06/25/2016	662,612
388,416	Series 2006-B1, Class AB, 6.00%, 06/25/2016	404,892
2,794,199	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,916,882
1,148,450	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	1,181,647
2,431,408	Series 2004-W10, Class A24, 5.00%, 08/25/2034	2,510,428

964,842	J.P. Morgan Alternative Loan Trust,
	Series 2006-S2, Class A2, 5.81%, 05/25/2036	966,079
372,869	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	349,128
153,573	Residential Accredit Loans Inc.,
	Series 2003-QS17, Class CB3, 5.50%, 09/25/2033	151,313
	Washington Mutual, Inc. Pass-Thru Certificates:
419,906	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	421,635
377,792	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	380,626
		34,722,708
Taxable Municipal Bonds - 1.2%
386,527	Educational Enhancement Funding Corporation,
	6.72%, 06/01/2025	340,391
6,000,000	Illinois State,
	2.186%, 02/01/2012	5,981,400
145,000	Missouri State Housing Development Revenue Bond,
	5.74%, 03/01/2037 (Callable 09/01/2015)	142,641
345,000	Pomona California Public Financing Authority Lease Revenue,
	4.60%, 10/01/2010	345,000
135,000	Redding California Redevelopment Agency Tax Allocation,
	6.00%, 09/01/2010	136,150
130,000	Richmond California Joint Powers Financing Authority Tax Allocation,
	7.35%, 09/01/2010	131,276
1,000,000	San Francisco California City & County Revenue Bonds,
	1.869%, 05/01/2012	998,160
149,618	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025	147,992
		8,223,010
Utilities - 11.8%
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,461,550
600,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	665,622
4,718,000	Chugach Electric Association,
	6.55%, 03/15/2011	4,929,555
2,014,000	Commonwealth Edison Co., Series 98,
	6.15%, 03/15/2012	2,181,454
3,607,000	Constellation Energy Group, Inc.,
	7.00%, 04/01/2012	3,928,827
3,055,000	DCP Midstream LLC,
	7.875%, 08/16/2010	3,133,575
3,494,000	DTE Energy Company,
	7.05%, 06/01/2011	3,682,662
500,000	Duke Energy Corp.,
	6.30%, 02/01/2014	556,996
4,000,000	Enel Finance International,
	5.70%, 01/15/2013 (Acquired 03/10/2010 and 03/31/2010; Cost $2,163,248 and
	$2,166,380, respectively)* f	4,326,496
1,000,000	Energy Transfer Partners L.P.,
	9.70%, 03/15/2019	1,265,758
2,121,000	Enterprise Products Operating LLC,
	4.95%, 06/01/2010	2,132,002
1,265,475	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 06/01/2010) (Acquired 04/02/2009; Cost $1,210,732)*	1,285,622
1,585,000	Hydro-Quebec,
	11.75%, 02/01/2012 f	1,855,780
3,000,000	Indiana Michigan Power, Series E,
	6.375%, 11/01/2012	3,293,475
1,075,000	Keyspan Corporation,
	7.625%, 11/15/2010	1,119,429
2,800,000	Marathon Oil Canada Corporation,

	8.375%, 05/01/2012 f	3,145,682
1,655,000	National Rural Utilities,
	7.25%, 03/01/2012	1,820,508
4,050,000	NiSource Finance Corporation,
	7.875%, 11/15/2010	4,205,366
2,500,000	Northeast Utilities,
	7.25%, 04/01/2012	2,709,718
155,000	Old Dominion Electric Company,
	6.25%, 06/01/2011	162,969
1,648,000	ONEOK, Inc.,
	7.125%, 04/15/2011	1,744,128
	Pepco Holdings, Inc. Senior Unsecured Notes:
1,670,000	1.293%, 06/01/2010	1,671,476
4,092,000	6.45%, 08/15/2012	4,384,443
2,250,000	PPL Energy Supply, LLC Senior Notes,
	6.40%, 11/01/2011	2,406,735
	Progress Energy, Inc.:
5,011,000	7.10%, 03/01/2011	5,269,818
799,000	6.85%, 04/15/2012	871,785
	PSE&G Power LLC:
3,475,000	7.75%, 04/15/2011	3,707,130
1,000,000	6.95%, 06/01/2012	1,103,221
1,385,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,491,113
2,400,000	Trans-Allegheny Interstate Line Company,
	4.00%, 01/15/2015 (Acquired 01/19/2010; Cost $2,391,024)*	2,404,022
850,000	United Energy Distribution,
	4.70%, 04/15/2011 (Acquired 11/17/2009; Cost $868,107)* f	879,293
3,500,000	Verizon New York Inc., Series A,
	6.875%, 04/01/2012	3,810,975
2,950,000	Williams Companies, Inc. Notes,
	6.375%, 10/01/2010 (Acquired 07/09/2008 through 09/02/2009; Aggregate Cost $2,970,385)*	3,004,525
265,000	XTO Energy Inc.,
	5.90%, 08/01/2012 @	291,016
		82,902,726
U.S. Government Agency Issues - 16.4%
	Federal Farm Credit Bank:
1,350,000	2.25%, 06/25/2012 (Callable 06/25/2010)	1,354,737
10,000,000	2.375%, 11/04/2013 (Callable 05/07/2010) @	10,010,850
7,000,000	3.00%, 09/22/2014	7,105,308
	Federal Home Loan Bank:
10,000,000	2.15%, 07/29/2013 (Callable 07/29/2010) @	10,028,380
10,000,000	2.50%, 10/15/2013 (Callable 10/15/2010) @	9,993,160
	Federal Home Loan Mortgage Corporation:
5,000,000	2.25%, 08/24/2012 (Callable 08/24/2010) @	5,034,755
5,000,000	2.00%, 05/28/2013 (Callable 05/28/2010) @	4,981,160
3,390,000	2.80%, 08/19/2013 (Callable 08/19/2010) @	3,422,598
	Federal National Mortgage Association (FNMA):
9,000,000	2.00%, 09/28/2012 (Callable 09/28/2010) @	9,046,764
10,500,000	3.625%, 02/12/2013 @	11,066,800
13,150,000	4.375%, 03/15/2013 @	14,153,779
7,000,000	2.10%, 09/16/2013 (Callable 09/16/2010) @	6,965,770
21,750,000	2.75%, 03/13/2014 @	22,139,369
		115,303,430
U.S. Treasury Obligations - 9.3%
	U.S. Treasury Bonds:
36,000,000	3.125%, 08/31/2013 @	37,563,768
27,600,000	2.25%, 05/31/2014 @	27,636,653
		65,200,421
	Total Long-Term Investments (Cost $673,737,396)	677,451,282

SHORT-TERM INVESTMENTS - 4.7%
Money Market Mutual Funds - 4.7%
21,850,490	Dreyfus Institutional Cash Advantage Fund, 0.11% «	21,850,490
11,250,000	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.13% «	11,250,000
	Total Short-Term Investments (Cost $33,100,490)	33,100,490

Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING - 27.0%
Commercial Paper - 0.1%
1,134,091	Atlantic East Funding LLC, 3.059%, 03/25/11 † **	700,997
	TOTAL COMMERCIAL PAPER (Cost $1,134,091)	700,997
Shares
Investment Companies - 26.9%
189,510,441	Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% «	189,510,441
16,121	Reserve Primary Fund † **	-
	TOTAL INVESTMENT COMPANIES (Cost $189,526,562)	189,510,441

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $190,660,653)	190,211,438
	TOTAL INVESTMENTS (Cost $897,498,539) - 128.1%	900,763,210

	Assets Relating to Securities Lending - 0.1%
	Support Agreement ** ^ α	433,094
	Cash Contribution from Transfer Agent/Administrator €	16,121
	TOTAL (Cost $0)	449,215
	Liabilities in Excess of Other Assets - (28.2)%	(198,326,819)
	TOTAL NET ASSETS - 100.0%	$702,885,606

*	Restricted Security Deemed Liquid
**	Illiquid Security
^	Non-Income Producing
@	This security or portion of this security is out on loan at March 31, 2010.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution
	to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund,
	which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 10,393,598	$ -	$ 10,393,598
Commercial Mortgage Backed Securities	-	20,623,088	-	20,623,088
Convertible Corporate Bond	-	2,988,750	-	2,988,750
Corporate Debt Securities	-	419,996,277	-	419,996,277
Residential Mortgage Backed Securities	-	34,722,708	-	34,722,708
Taxable Municipal Bonds	-	8,223,010	-	8,223,010
U.S. Government Agency Issues	-	115,303,430	-	115,303,430
U.S. Treasury Obligations	-	65,200,421	-	65,200,421
Total Fixed Income	-	677,451,282	-	677,451,282

Short-Term Investments
Money Market Mutual Funds	33,100,490	-	-	33,100,490
Total Short-Term Investments	33,100,490	-	-	33,100,490

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	700,997	-	700,997
Money Market Mutual Funds	189,510,441	-	-	189,510,441
Total Investments Purchased with
Cash Proceeds from Securities Lending	189,510,441	700,997	-	190,211,438

Total Investments	$ 222,610,931	$ 678,152,279	$ -	$ 900,763,210

Assets Relating to Securities Lending Investments	16,121	433,094	-	449,215

Level 1 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 1	$ -
Transfer out of Level 1	-
Net transfers in and/or out of Level 1	$ -

* There were no transfers made out of Level 1 due to securities no longer trading on an exchange.

Level 2 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 2	$ -
Transfer out of Level 2	-
Net transfers in and/or out of Level 2	$ -

* There were no transfers made out of Level 2 because of a lack of observable market data due to a decrease in market activity.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$ 85,625
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(13,598)
Net purchases (sales/paydowns)	(72,027)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2010	$ -

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 95.2%
Asset Backed Securities - 2.2%
$ 120,274	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.51%, 08/25/2027	$115,906
5,223	Cityscape Home Equity Loan Trust,
	1997-C, Class A4, 7.00%, 07/25/2028	5,158
	Countrywide Asset-Backed Certificates:
1,765,356	Series 2006-S3, Class A2, 6.085%, 06/25/2021	592,985
103,773	Series 2006-S2, Class A2, 5.627%, 07/25/2027	84,571
113,811	Series 2004-12, Class AF6, 4.634%, 03/25/2035	100,570
4,556,073	Series 2005-1, Class AF6, 5.03%, 07/25/2035	4,062,975
3,955,702	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	3,674,629
375,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	185,466
1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	716,054
	Delta Funding Home Equity Loan Trust:
53,172	Series 1997-2, Class A6, 7.04%, 06/25/2027	53,488
26,238	Series 1999-1, Class A6F, 6.34%, 12/15/2028	25,310
538,268	Series 1999-2, Class A7F, 7.03%, 08/15/2030	474,814
19,769	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	16,842
186,487	GMAC Mortgage Corporation Loan Trust,
	Series 2005-HE3, Class A2, 0.416%, 02/25/2036	72,191
	Green Tree Financial Corporation:
116,514	Series 1993-4, Class A5, 7.05%, 01/15/2019	117,173
775,805	Series 1998-2, Class A5, 6.24%, 12/01/2028	719,410
1,028,677	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,013,787
388,069	Series 1998-4, Class A5, 6.18%, 04/01/2030	370,160
41,608	IMC Home Equity Loan Trust,
	Series 1998-1, Class A6, 7.02%, 06/20/2029	40,513
168,794	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	146,112
17,915	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	16,811
88,391	Structured Asset Securities Corporation,
	Series 2005-2XS, Class 1A2A, 4.51%, 02/25/2035	83,562
		12,688,487
Commercial Mortgage Backed Securities - 2.1%
2,800,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.40%, 07/15/2044	2,901,485
3,987,398	GMAC Commercial Mortgage Securities Inc.,
	Series 2001-C1, Class A2, 6.465%, 04/15/2034	4,108,037
5,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.27%, 12/15/2044	5,122,318
		12,131,840
Financial - 20.3%
	American General Finance Corporation Notes:
25,000	4.625%, 09/01/2010	24,962
550,000	4.00%, 03/15/2011	539,056
2,000,000	Ameriprise Financial, Inc.,
	5.35%, 11/15/2010	2,057,000
630,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	504,539
1,475,000	ANZ National (Int'l) LTD,
	2.375%, 12/21/2012 (Acquired 12/15/2009; Cost $1,473,171)* f	1,477,910

600,000	Banco Santander Chile,
	7.375%, 07/18/2012 f	659,095
1,900,000	Bancwest Corporation Subordinated Notes,
	8.30%, 01/15/2011	1,925,534
835,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,009,902
1,500,000	Bank of Tokyo - Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	1,602,147
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Acquired 01/04/2006 through 11/06/2007; Aggregate Cost $2,768,436)*	2,715,213
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 06/01/2010)	1,634,170
1,500,000	Barclays Bank PLC,
	5.00%, 09/22/2016 f @	1,541,805
2,150,000	BB&T Corporation,
	6.85%, 04/30/2019 @	2,444,329
1,000,000	Bear Stearns Cos., Inc.,
	6.40%, 10/02/2017	1,104,716
1,000,000	BOI Capital Funding II,
	5.571%, 02/01/2049 (Callable 02/01/2016) (Acquired 01/20/2006; Cost $1,000,000)* f	620,000
1,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019 (Acquired 11/20/2009; Cost $997,520)* f @	979,722
	CIT Group Funding:
22,051	10.25%, 05/01/2013 (Callable 06/11/2010) @	22,933
33,076	10.25%, 05/01/2014 (Callable 06/01/2010)	34,316
33,076	10.25%, 05/01/2015 (Callable 06/11/2010)	34,234
55,127	10.25%, 05/01/2016 (Callable 06/11/2010) @	57,056
77,178	10.25%, 05/01/2017 (Callable 06/11/2010)	79,879
	CIT Group, Inc.:
19,535	7.00%, 05/01/2013 (Callable 06/11/2010) @	18,998
29,303	7.00%, 05/01/2014 (Callable 06/11/2010) @	27,691
29,302	7.00%, 05/01/2015 (Callable 06/11/2010) @	27,324
48,839	7.00%, 05/01/2016 (Callable 06/11/2010)	45,054
68,374	7.00%, 05/01/2017 (Callable 06/11/2010) @	63,075
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,050,781
550,000	6.01%, 01/15/2015	577,812
1,760,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 11/29/2005 and 10/10/2007; Cost $266,779 and
	$1,539,112, respectively)*	1,779,592
375,000	Corp Andina De Fomento Notes,
	7.375%, 01/18/2011 f	393,495
1,900,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	1,950,715
1,577,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f	1,698,368
1,000,000	Export-Import Bank Korea Notes,
	5.125%, 02/14/2011 f	1,025,283
403,816	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	436,299
2,600,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	2,622,118
2,125,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 06/01/2010)	2,114,475
1,546,000	FMR LLC Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003 through 12/01/2009; Aggregate Cost $1,564,084)*	1,603,333
2,300,000	GE Global Insurance Holding Corporation,
	7.50%, 06/15/2010	2,327,678

	General Electric Capital Corporation:
800,000	6.00%, 06/15/2012 @	867,052
800,000	4.375%, 09/21/2015	824,887
2,000,000	5.625%, 09/15/2017	2,105,858
1,950,000	5.50%, 01/08/2020	1,989,517
1,150,000	Genworth Financial Inc. Notes,
	5.75%, 06/15/2014 @	1,174,715
3,456,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010; Aggregate Cost $3,500,036)*	3,544,646
	GMAC Inc.:
80,000	7.50%, 12/31/2013 (Acquired 02/26/2007 and 09/26/2007; Cost $220,944 and
	$20,747, respectively)*	81,400
96,000	8.00%, 12/31/2018 (Acquired 02/26/2007 and 09/26/2007; Cost $317,598 and
	$29,204, respectively)*	94,560
200,000	GMAC LLC,
	6.75%, 12/01/2014	198,741
	Goldman Sachs Group, Inc. Notes:
1,125,000	5.15%, 01/15/2014	1,193,237
1,000,000	6.00%, 05/01/2014	1,094,984
1,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 and 11/08/2007; Cost $1,000,000 and
	$792,736, respectively)*	1,746,000
1,000,000	Hartford Financial Services Group,
	4.00%, 03/30/2015	990,662
	HSBC Finance Corporation Notes:
2,000,000	8.00%, 07/15/2010	2,039,582
100,000	5.00%, 06/30/2015	104,139
2,000,000	Huntington National Bank Notes,
	8.00%, 04/01/2010	2,000,000
	Invesco Ltd. Notes: f
1,755,000	5.625%, 04/17/2012	1,828,040
500,000	5.375%, 02/27/2013	517,945
2,075,000	Irish Life & Permanent,
	3.60%, 01/14/2013 (Acquired 01/07/2010; Cost $2,073,880)* f	2,070,632
	Istar Financial, Inc.:
1,050,000	5.95%, 10/15/2013	840,000
75,000	5.85%, 03/15/2017	55,500
	J.P. Morgan Chase & Company:
500,000	6.625%, 03/15/2012	543,540
575,000	5.75%, 01/02/2013	624,030
2,000,000	Jackson National Life Global,
	5.125%, 02/10/2011 (Acquired 07/21/2009; Cost $2,010,437)*	2,047,526
2,000,000	Key Bank NA,
	7.413%, 05/06/2015	2,046,266
3,000,000	KFW,
	4.875%, 06/17/2019 f	3,218,559
2,600,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 06/12/2009; Cost $2,637,870)* f	2,900,193
350,000	Korea Development Bank Senior Unsecured Notes,
	4.625%, 09/16/2010 f	354,255
	Liberty Mutual Group:
746,000	7.25%, 09/01/2012 (Acquired 08/03/2004 through 09/30/2009; Aggregate Cost $773,896)*	795,728
500,000	5.75%, 03/15/2014 (Acquired 09/03/2009; Cost $444,024)*	523,353
1,650,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 02/09/2010; Cost $1,606,674)* f	1,609,885
775,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	801,658
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $500,000)*	350,000

	Merrill Lynch & Company:
1,000,000	5.70%, 05/02/2017	993,995
1,000,000	6.875%, 04/25/2018	1,077,669
2,500,000	Monumental Global Funding II Senior Unsecured Notes,
	5.65%, 07/14/2011	2,603,460
	Morgan Stanley Notes:
1,000,000	5.625%, 01/09/2012	1,059,166
100,000	4.75%, 04/01/2014	102,108
1,400,000	6.625%, 04/01/2018	1,493,211
750,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	829,328
350,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	374,540
534,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	548,827
2,320,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	2,379,596
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 06/01/2010)	1,272,600
2,500,000	Nomura Holdings, Inc.,
	5.00%, 03/04/2015 f	2,555,538
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 06/01/2010)	975,000
1,500,000	Pooled Funding Trust I,
	2.74%, 02/15/2012 (Acquired 08/10/2009; Cost $1,519,523)*	1,533,537
	Protective Life Corporation Senior Notes:
475,000	5.45%, 09/28/2012	510,621
75,000	4.30%, 06/01/2013	75,735
2,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.20%, 05/13/2014 (Acquired 05/06/2009; Cost $1,996,340)* f	2,103,086
1,650,000	Regions Bank,
	7.50%, 05/15/2018 @	1,637,023
1,800,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	1,880,008
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	1,293,916
	SLM Corporation Notes:
1,516,000	4.50%, 07/26/2010	1,522,978
250,000	5.375%, 05/15/2014	236,797
1,000,000	Sovereign Bancorp Inc.,
	8.75%, 05/30/2018	1,121,460
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,102,450
459,000	TECO Finance Inc.,
	7.00%, 05/01/2012	494,802
1,046,000	Toll Road Inv. Partnership II,
	0.00%, 02/15/2011 (Acquired 09/28/2004; Cost $1,004,895)* ^	987,793
850,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	952,864
650,000	Unionbancal Corporation,
	5.25%, 12/16/2013	695,588
2,650,000	United Mexican States,
	5.125%, 01/15/2020 f	2,676,500
1,000,000	Washington Mutual Financial Corporation,
	6.875%, 05/15/2011	1,050,965
1,495,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,566,119
		117,714,979

Industrial - 16.0%
	Allied Waste North America, Inc.:
1,000,000	5.75%, 02/15/2011	1,037,632
1,250,000	7.125%, 05/15/2016, Series B (Callable 05/15/2011)	1,357,813
	Ameritech Capital Funding Debentures:
1,045,179	9.10%, 06/01/2016	1,209,882
1,008,000	6.45%, 01/15/2018	1,084,654
1,000,000	Anadarko Petroleum Corporation Senior Unsecured Notes,
	6.95%, 06/15/2019	1,130,389
	British Telecommunications PLC: f
750,000	9.125%, 12/15/2010	792,019
2,000,000	5.95%, 01/15/2018 @	2,053,194
	Bunge Ltd. Finance Corporation Notes:
800,000	5.35%, 04/15/2014	835,042
1,085,000	5.10%, 07/15/2015	1,114,611
2,400,000	CBS Corporation,
	7.70%, 07/30/2010	2,443,702
1,250,000	Clear Channel Communications Senior Unsubordinated Notes,
	5.50%, 12/15/2016	650,000
	Comcast Cable Holdings:
1,731,000	9.80%, 02/01/2012	1,963,726
125,000	8.375%, 03/15/2013	144,893
525,000	Comcast Corporation,
	6.50%, 01/15/2017	583,648
75,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	87,998
1,281,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,431,724
2,000,000	COX Enterprises, Inc.,
	7.875%, 09/15/2010 (Acquired 07/13/2009 and 08/12/2009; Cost $1,017,218 and
	$1,021,279, respectively)*	2,059,908
	CSX Corporation:
1,775,000	5.75%, 03/15/2013	1,926,858
450,000	6.25%, 04/01/2015	503,312
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	1,002,500
	Deutsche Telekom International Finance BV: f
2,165,000	8.50%, 06/15/2010	2,197,014
1,300,000	6.00%, 07/08/2019	1,392,979
	Donnelley (R.R.) & Sons Co.:
1,500,000	4.95%, 05/15/2010	1,503,297
1,000,000	8.60%, 08/15/2016	1,109,785
875,000	6.125%, 01/15/2017	878,386
2,000,000	Enterprise Products Operating LLC,
	7.625%, 02/15/2012	2,202,418
837,074	Federal Express Corporation 1995 Pass-Thru Certificates, Series B2,
	7.11%, 01/02/2014 (Callable 06/01/2010)	838,120
2,300,000	Fiserv, Inc.,
	6.125%, 11/20/2012	2,503,219
1,260,000	GTE Corporation Debentures,
	6.84%, 04/15/2018	1,391,283
1,375,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,388,778
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	643,117
1,195,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 through 10/19/2006; Aggregate Cost $1,212,589)*	1,230,802
420,000	Highmark, Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 and 03/13/2008; Cost $399,088 and
	$20,562, respectively)*	451,760

	Historic Time Warner Inc.:
1,847,000	9.125%, 01/15/2013	2,157,817
250,000	6.875%, 06/15/2018	282,369
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,162,694
2,300,000	Hutchison Whampoa International LTD,
	7.625%, 04/09/2019 (Acquired 10/16/2009; Cost $2,614,146)* f	2,682,163
1,000,000	Ingersoll-Rand Company Debentures,
	6.391%, 11/15/2027 f	1,057,374
1,175,000	Johnson Controls Inc. Senior Notes,
	5.50%, 01/15/2016	1,258,035
675,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	717,346
625,000	Lafarge S.A. Notes,
	6.50%, 07/15/2016 f	661,695
500,000	Limited Brands, Inc.,
	5.25%, 11/01/2014	500,000
400,000	Marathon Global Funding Corporation,
	6.00%, 07/01/2012 f	434,232
75,000	Martin Marietta Materials, Inc.,
	6.60%, 04/15/2018	79,893
1,625,000	Masco Corporation,
	6.125%, 10/03/2016 @	1,620,396
650,000	Nabors Industrials, Inc.,
	6.15%, 02/15/2018	692,450
2,307,000	Nextel Communications Senior Notes,
	6.875%, 10/31/2013 (Callable 06/21/2010)	2,249,325
700,000	PCCW-HWT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731)* f	754,247
925,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/28/2005 and 12/14/2007; Cost $609,799 and
	$321,181, respectively)* f	1,000,038
2,750,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010 f	2,883,925
2,045,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	2,135,718
100,000	Qwest Capital Funding, Inc.,
	7.25%, 02/15/2011	103,500
1,000,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	1,053,165
	Rio Tinto Alcan, Inc.: f
127,000	6.45%, 03/15/2011	132,699
450,000	5.00%, 06/01/2015	471,507
1,800,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f	2,026,022
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	451,250
1,175,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017	1,168,225
	TCI Communications, Inc. Debentures:
550,000	7.875%, 08/01/2013	626,806
1,583,000	8.75%, 08/01/2015	1,921,512
1,500,000	Teck Resources Limited,
	10.25%, 05/15/2016 (Callable 05/15/2013) f	1,785,000
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,395,130
725,000	5.25%, 10/01/2015	742,322
1,725,000	Telefonica Emisiones, S.A.U.,
	6.421%, 06/20/2016 f	1,916,339
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	1,070,751

1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f	1,546,575
500,000	Tyco Electronics Group S. A.,
	6.55%, 10/01/2017 f	550,093
	Tyco International Finance: f
1,575,000	6.375%, 10/15/2011	1,696,952
650,000	6.00%, 11/15/2013	718,327
	United AirLines, Inc. Pass-Thru Certificates:
183,394	Series 1991-A, Class A-2, 10.02%, 03/22/2014	69,690
197,663	Series 2000-2, Class C, 7.762%, 04/29/2049 §	114,150
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f	1,626,285
250,000	Verizon Communications, Inc. Senior Unsecured Notes,
	5.55%, 02/15/2016	273,321
1,050,000	Verizon New York Inc., Series A,
	6.875%, 04/01/2012	1,143,292
500,000	Viacom Inc.,
	6.25%, 04/30/2016	552,404
2,000,000	Vulcan Materials Co.,
	7.00%, 06/15/2018	2,188,316
25,000	Waste Management, Inc.,
	5.00%, 03/15/2014	26,554
1,450,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	1,602,383
500,000	Willamette Industries, Inc. Notes,
	6.60%, 06/05/2012	529,943
1,000,000	Williams Partners LP,
	5.25%, 03/15/2020 (Acquired 02/02/2010; Cost $999,450)*	1,002,038
		92,978,731
Residential Mortgage Backed Securities - 9.8%
	Bank of America Alternative Loan Trust:
370,056	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	364,390
1,080,661	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	935,646
1,330,037	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	1,316,113
56,286	Series 2005-6, Class 7A1, 5.50%, 07/25/2020	52,319
715,644	Series 2006-2, Class 7A1, 6.00%, 03/25/2021	627,978
1,077,668	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	941,781
1,074,533	Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	895,514
783,188	Bank of America Funding Corporation,
	Series 2003-3, Class 1A41, 5.50%, 10/25/2033	777,925
	Citicorp Mortgage Securities, Inc.:
1,107,048	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	1,077,408
67,901	Series 2004-4, Class A2, 5.25%, 06/25/2034	67,766
1,034,203	Series 2004-4, Class A5, 5.50%, 06/25/2034	1,025,292
	Countrywide Alternative Loan Trust:
256,219	Series 2005-5R, Class A2, 4.75%, 12/25/2018	243,408
1,032,438	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	943,398
1,125,652	Series 2005-85CB, Class 3A1, 5.25%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009;
	Aggregate Cost $1,064,399)*	879,476
1,691,667	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	1,301,790
125,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	96,346
108,144	Series 2005-11CB, Class 2A1, 5.50%, 06/25/2035	85,391
976,084	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	915,403
343,266	Countrywide Home Loans, Inc.,
	Series 2003-18, Class A3, 5.25%, 07/25/2033	345,407
	Credit Suisse First Boston Mortgage Securities Corp.:
59,856	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	56,625
107,479	Series 2005-3, Class 3A27, 5.50%, 07/25/2035	105,638

	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
515,542	5.00%, 08/01/2011	533,074
750,389	6.00%, 06/01/2021	811,338
36,479	6.00%, 07/01/2028	39,729
	Federal Home Loan Mortgage Corporation (FHLMC):
916,420	Series 3033, Class LU, 5.50%, 03/15/2013	962,133
1,162,713	Series 2695, Class UA, 5.50%, 09/15/2014	1,196,996
2,288,812	Series R014, Class AL, 5.50%, 10/15/2014	2,324,710
313,395	Series R001, Class AE, 4.375%, 04/15/2015	321,320
1,664,386	Series R003, Class VA, 5.50%, 08/15/2016	1,793,305
2,126,773	Series 3122, Class VA, 6.00%, 01/15/2017	2,259,036
1,502,249	Series R010, Class VA, 5.50%, 04/15/2017	1,615,593
2,138,373	Series R009, Class AJ, 5.75%, 12/15/2018	2,230,613
4,050	Series 74, Class F, 6.00%, 10/15/2020	4,265
136,539	Series 2673, Class NC, 5.50%, 05/15/2021	141,665
32,454	Series 1395, Class G, 6.00%, 10/15/2022	34,822
2,103,115	Series 2970, Class DA, 5.50%, 01/15/2023	2,170,742
	Federal National Mortgage Association (FNMA):
484,841	Series 2006-B2, Class AB, 5.50%, 05/25/2014	502,004
251,972	Series 2003-24, Class PC, 5.00%, 11/25/2015	253,966
76,282	Series 2005-6, Class VE, 5.50%, 04/25/2016	81,158
1,102,129	Series 2006-B1, Class AB, 6.00%, 06/25/2016	1,148,881
27,308	Series 2003-35, Class TD, 5.00%, 12/25/2016	27,797
20,193	Series 1989-2, Class D, 8.80%, 01/25/2019	22,445
1,448	Series G-29, Class O, 8.50%, 09/25/2021	1,589
115,211	Series 1991-137, Class H, 7.00%, 10/25/2021	127,609
87,563	Series 1992-136, Class PK, 6.00%, 08/25/2022	93,971
57,930	Series 1993-32, Class H, 6.00%, 03/25/2023	62,340
3,977,879	Series 2002-85, Class PD, 5.50%, 05/25/2031	4,138,699
85,012	Series 2004-90, Class YB, 4.00%, 07/25/2032	87,717
2,031,873	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	2,090,607
2,344,572	Series 2004-W10, Class A24, 5.00%, 08/25/2034	2,420,770
	GMAC Mortgage Corporation Loan Trust:
118,209	Series 2003-J1, Class A2, 5.25%, 03/25/2018	117,370
1,240,561	Series 2004-J4, Class A2, 5.50%, 09/25/2034	1,228,313
302,909	Government National Mortgage Association (GNMA),
	Series 1999-4, Class ZB, 6.00%, 02/20/2029	327,315
	J.P. Morgan Alternative Loan Trust:
2,701,649	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	2,349,168
1,153,012	Series 2006-A1, Class 2A1, 5.80%, 03/25/2036	730,333
1,447,263	Series 2006-S2, Class A2, 5.81%, 05/25/2036	1,449,118
585,160	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1, 5.00%, 08/25/2021	529,387
	Master Alternative Loans Trust:
1,655,747	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	1,580,721
382,776	Series 2004-3, Class 1A1, 5.00%, 03/25/2019	365,431
300,218	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	291,295
55,930	Merrill Lynch Mortgage Investors Inc.,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	52,369
	Residential Accredit Loans, Inc.:
151,182	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	150,379
44,407	Series 2004-QS13, Class CB, 5.00%, 09/25/2019	44,171
249,276	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	247,386
	Washington Mutual, Inc. Pass-Thru Certificates:
1,872,879	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	1,881,658
2,528,881	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	2,578,273
907,449	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	913,347
598,365	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	600,830
755,585	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	761,251
		56,752,023

Taxable Municipal Bonds - 1.4%
	California State:
900,000	5.45%, 04/01/2015	938,538
500,000	5.50%, 03/01/2016	508,285
5,000,000	Illinois State,
	3.636%, 02/01/2014	4,963,900
1,430,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	1,213,312
187,586	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025	185,547
		7,809,582
Utilities - 6.7%
2,765,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	3,067,408
	Dominion Resources Inc.:
450,000	6.25%, 06/30/2012	489,756
1,000,000	5.15%, 07/15/2015	1,073,312
2,000,000	Enel Finance International,
	5.70%, 01/15/2013 (Acquired 03/31/2010; Cost $2,166,380)*	2,163,500
600,000	Energy Transfer Partners,
	5.65%, 08/01/2012	643,406
796,000	Entergy Gulf States,
	5.25%, 08/01/2015 (Callable 06/01/2010)	794,215
2,625,000	Exelon Corporation,
	4.45%, 06/15/2010	2,644,635
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	2,450,000
244,566	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $259,556)*	244,751
300,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	315,145
1,000,000	Korea Hydro & Nuclear Power Company Senior Unsecured Notes,
	6.25%, 06/17/2014 (Acquired 06/10/2009; Cost $989,350)* f	1,095,783
1,475,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,640,066
	NiSource Finance Corporation:
2,225,000	7.875%, 11/15/2010	2,310,355
1,000,000	10.75%, 03/15/2016	1,271,144
1,875,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	1,984,369
400,000	ONEOK Partners LP Notes,
	5.90%, 04/01/2012	428,816
1,250,000	Pepco Holdings, Inc.,
	6.45%, 08/15/2012	1,339,334
1,775,000	PPL Energy Supply, LLC Bonds, Series A,
	5.70%, 10/15/2015	1,877,260
388,000	PPL Energy Supply, LLC Senior Notes,
	6.40%, 11/01/2011	415,028
900,000	Progress Energy, Inc. Senior Notes,
	6.85%, 04/15/2012	981,985
	PSE&G Power LLC:
275,000	7.75%, 04/15/2011	293,370
425,000	5.00%, 04/01/2014	446,748
144,000	5.32%, 09/15/2016 (Acquired 06/25/2001; Cost $127,320)*	150,127
805,763	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	926,563
1,000,000	Rockies Express Pipeline,
	5.625%, 04/15/2020 (Acquired 03/17/2010; Cost $999,110)*	984,516
2,700,000	Spectra Energy Capital,
	5.668%, 08/15/2014	2,906,863
2,500,000	Trans-Allegheny Interstate Line Company,
	4.00%, 01/15/2015 (Acquired 01/19/2010; Cost $2,490,650)*	2,504,190

1,340,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
	8.875%, 07/15/2012	1,530,127
	Vectren Utility Holdings:
1,000,000	6.625%, 12/01/2011	1,068,460
575,000	5.25%, 08/01/2013	612,207
251,896	Yosemite Securities Trust I,
	8.25%, 11/15/2104 (Acquired 04/26/2001; Cost $251,896)* f §	25
		38,653,464
U.S. Government Agency Issues - 15.3%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014	7,105,308
	Federal Home Loan Mortgage Corporation (FHLMC):
225,000	4.50%, 07/15/2013	243,326
5,000,000	3.00%, 12/30/2014 (Callable 12/30/2010) @	5,042,715
	Federal National Mortgage Assocation (FNMA):
34,175,000	3.625%, 02/12/2013 @	36,019,800
32,125,000	2.75%, 03/13/2014 @	32,700,102
7,500,000	2.625%, 11/20/2014 @	7,500,480
		88,611,731
U.S. Treasury Obligations - 21.4%
	U.S. Treasury Bonds:
48,900,000	2.375%, 03/31/2016 @	47,295,493
36,800,000	9.125%, 05/15/2018 @	51,563,130
10,000,000	7.875%, 02/15/2021 @	13,450,000
10,000,000	6.25%, 08/15/2023 @	12,017,190
		124,325,813
	TOTAL LONG-TERM INVESTMENTS (Cost $545,327,005)	551,666,650

SHORT-TERM INVESTMENTS - 3.7%
Money Market Mutual Funds - 3.7%
13,594,895	Dreyfus Institutional Cash Advantage Fund, 0.11% «	13,594,895
8,000,000	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.13% «	8,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,594,895)	21,594,895

Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING - 34.7%
Commercial Paper - 0.3%
2,865,678	Atlantic East Funding LLC, 3.059%, 03/25/11 † **	1,771,316
	TOTAL COMMERCIAL PAPER (Cost $2,865,678)	1,771,316
Shares
Investment Companies - 34.4%
199,076,300	Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% «	199,076,300
114,422	Reserve Primary Fund † **	-
	TOTAL INVESTMENT COMPANIES (Cost $199,190,722)	199,076,300

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $202,056,400)	200,847,616
	TOTAL INVESTMENTS (Cost $768,978,300) - 133.6%	774,109,161

	Assets Relating to Securities Lending - 0.2%
	Support Agreement ** ^ α	1,094,362
	Cash Contribution from Transfer Agent/Administrator €	114,422
	TOTAL (Cost $0)	1,208,784
	Liabilities in Excess of Other Assets - (33.8)%	(195,827,459)
	TOTAL NET ASSETS - 100.0%	$579,490,486

*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund, which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 12,688,487	$ -	$ 12,688,487
Commercial Mortgage Backed Securities	-	12,131,840	-	12,131,840
Corporate Debt Securities	-	249,347,174	-	249,347,174
Residential Mortgage Backed Securities	-	56,752,023	-	56,752,023
Taxable Municipal Bonds	-	7,809,582	-	7,809,582
U.S. Government Agency Issues	-	88,611,731	-	88,611,731
U.S. Treasury Obligations	-	124,325,813	-	124,325,813
Total Fixed Income	-	551,666,650	-	551,666,650

Short-Term Investments
Money Market Mutual Funds	21,594,895	-	-	21,594,895
Total Short-Term Investments	21,594,895	-	-	21,594,895

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	1,771,316	-	1,771,316
Money Market Mutual Funds	199,076,300	-	-	199,076,300
Total Investments Purchased with
Cash Proceeds from Securities Lending	199,076,300	1,771,316	-	200,847,616

Total Investments	$ 220,671,195	$ 553,437,966	$ -	$ 774,109,161

Assets Relating to Securities Lending Investments	114,422	1,094,362	-	1,208,784

Level 1 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 1	$ -
Transfer out of Level 1	-
Net transfers in and/or out of Level 1	$ -

* There were no transfers made out of Level 1 due to securities no longer trading on an exchange.

Level 2 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 2	$ -
Transfer out of Level 2	-
Net transfers in and/or out of Level 2	$ -

* There were no transfers made out of Level 2 because of a lack of observable market data due to a decrease in market activity.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$ 607,755
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(96,515)
Net purchases (sales)	(511,240)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2010	$ -

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Principal
Amount		Value
MUNICIPAL BONDS - 98.5%
Alabama - 2.5%
$ 1,000,000	Alabama State Public School & College Authority,
	5.00%, 05/01/2019	$1,109,120
1,000,000	Camden Alabama Industrial Development Board Revenue,
	6.125%, 12/01/2024 (Pre-refunded to 12/01/2013)	1,168,050
	Montgomery Alabama Special Care Facility Revenue:
11,385,000	5.00%, 11/15/2021 (Pre-refunded to 11/15/2014)	12,811,768
3,985,000	5.25%, 11/15/2029 (Pre-refunded to 11/15/2014)	4,527,917
		19,616,855
Alaska - 0.1%
1,000,000	Alaska State Housing Finance Corporation,
	5.00%, 06/01/2017 (Insured by NPFGC)	1,069,140
Arizona - 2.0%
	Arizona Health Facilities Authority Hospital Revenue:
3,000,000	6.00%, 02/15/2032 (Pre-refunded to 02/15/2012)	3,291,390
1,415,000	6.375%, 12/01/2037 (Pre-refunded to 12/01/2012)	1,617,303
2,375,000	Arizona School Facilities Board Revenue,
	5.75%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,773,881
1,860,000	Maricopa County Arizona University School District No. 48 Scottsdale,
	4.00%, 07/01/2026 (Pre-refunded to 07/01/2016)	2,043,805
1,540,000	Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
	5.00%, 07/01/2015 (Partially Pre-refunded, NPFGC Insured)	1,705,596
	Pima County Arizona Industrial Development Authority:
1,000,000	7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,205,770
2,770,000	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,234,862
		15,872,607
Arkansas - 0.0%
85,000	Springdale Arkansas Sales & Use Tax Revenue,
	4.00%, 07/01/2016 (Callable 07/01/2011) (Pre-refunded to various dates)	85,709
California - 9.1%
2,760,000	Bakersfield California Certificates Participation,
	0.00%, 04/15/2021 (ETM) ^	1,734,108
2,505,000	Coalinga California Regional Medical Center,
	5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,812,614
3,000,000	Contra Costa County California Certificate Participation,
	0.00%, 11/01/2014 (ETM) ^	2,725,650
2,860,000	Golden State Tobacco Securitization Corporation Asset Backed Bonds,
	5.50%, 06/01/2043 (Pre-refunded to 06/01/2013)	3,213,753
	Golden State Tobacco Securitization Corporation Revenue Bonds:
5,990,000	6.25%, 06/01/2033 (Pre-refunded to various dates)	6,621,106
650,000	5.00%, 06/01/2038 (Pre-refunded to 06/01/2013)	720,428
11,565,000	5.625%, 06/01/2038 (Pre-refunded to 06/01/2013)	13,039,884
6,560,000	6.75%, 06/01/2039 (Pre-refunded to 06/01/2013)	7,623,114
2,025,000	6.625%, 06/01/2040 (Pre-refunded to 06/01/2013)	2,345,395
1,570,000	Mount Diablo California Hospital District Revenue,
	5.00%, 12/01/2013 (ETM)	1,683,338
2,975,000	Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
	9.60%, 06/01/2016 (ETM)	4,137,452
1,600,000	Port Oakland California Revenue,
	5.00%, 11/01/2017 (Insured by NPFGC)	1,717,616

	San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
6,865,000	0.00%, 01/01/2020 (ETM) ^	4,786,415
14,000,000	0.00%, 01/01/2023 (ETM) ^	8,321,180
14,635,000	San Marcos California Public Facilities Authority Revenue,
	0.00%, 09/01/2019 (ETM) ^	9,955,459
90,000	Santa Rosa California Hospital Revenue,
	10.30%, 03/01/2011 (Callable 06/21/2010) (ETM)	98,003
		71,535,515
Colorado - 8.2%
2,000,000	Adams County Colorado Single Family Mortgage Revenue,
	8.875%, 08/01/2012 (ETM)	2,363,720
1,000,000	Aspen Grove Colorado Business Improvement District,
	7.625%, 12/01/2025 (Pre-refunded to 12/01/2011)	1,102,340
	Colorado Springs Colorado Utilities Revenue Bonds: (ETM)
30,000	5.80%, 11/15/2010	31,011
9,830,000	5.875%, 11/15/2017	11,052,360
1,000,000	Conservatory Metropolitan District Colorado,
	6.75%, 12/01/2034 (Pre-refunded to 12/01/2013)	1,190,070
12,745,000	Dawson Ridge Metropolitan District No. 1 Colorado,
	0.00%, 10/01/2022 (ETM) ^	7,529,364
	Denver Colorado Convention Center & Hotel Authority Revenue Bonds:
1,000,000	5.00%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,112,990
1,500,000	5.00%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,669,485
5,065,000	5.00%, 12/01/2024 (Pre-refunded to 12/01/2013)	5,637,294
7,975,000	Denver Colorado Health & Hospital Authority Healthcare Revenue,
	6.25%, 12/01/2033 (Pre-refunded to 12/01/2014)	9,540,094
5,460,000	Pueblo County Colorado Certificate Participation,
	6.50%, 12/01/2024 (Pre-refunded to 12/01/2010)	5,673,213
	Regional Transportation District Colorado Sales Tax Revenue:
8,370,000	5.00%, 11/01/2023 (Pre-refunded to 11/01/2013)	9,449,814
6,750,000	5.00%, 11/01/2036 (Pre-refunded to 11/01/2016)	7,815,083
		64,166,838
Delaware - 0.1%
950,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	1,040,288
Florida - 10.3%
4,240,000	Bartram Springs Community Development District Special Assessment,
	6.65%, 05/01/2034 (Pre-refunded to 05/01/2013)	4,771,102
1,925,000	Brevard County Florida School Board,
	5.00%, 07/01/2020 (Callable 07/17/2017) (Insured by AMBAC)	1,972,990
5,000,000	Coral Gables Florida Health Facility Authority Hospital Revenue,
	5.00%, 08/15/2029 (Pre-refunded to 08/15/2014)	5,706,000
2,260,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.75%, 05/01/2021 (ETM)	2,555,721
8,000,000	Florida State Board of Education,
	5.00%, 06/01/2022	8,787,840
2,500,000	Florida State Department of Management Services,
	5.00%, 08/01/2018	2,738,275
4,675,000	Florida State Mid-Bay Bridge Authority Revenue,
	6.875%, 10/01/2022 (ETM)	6,081,614
1,500,000	Gulf Environmental Services Inc. Florida Revenue Bonds,
	5.00%, 10/01/2018 (ETM)	1,645,500
	Highlands County Florida Health Facilities Revenue:
9,650,000	5.875%, 11/15/2029 (Pre-refunded to 11/15/2013)	11,021,265
3,000,000	5.375%, 11/15/2035 (Pre-refunded to 11/15/2013)	3,374,130
2,000,000	Hillsborough County Florida School Board Master Lease Program,
	5.50%, 07/01/2018 (Insured by NPFGC)	2,193,900

2,100,000	Islands At Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	2,340,765
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (Callable 06/21/2010) (ETM)	376,476
1,470,000	Miami Beach Florida Resort Tax Revenue,
	6.25%, 10/01/2022 (ETM)	1,806,498
3,000,000	Miami Dade County Florida Entitlement Revenue Bonds,
	5.00%, 08/01/2015 (Insured by NPFGC)	3,249,870
3,000,000	Miami-Dade County Florida School Board,
	5.00%, 05/01/2016 (Insured by NPFGC)	3,222,000
2,020,000	Miami-Dade County Florida Water & Sewer Revenue,
	5.00%, 10/01/2013 (Insured by NPFGC)	2,230,262
3,885,000	Oakstead Florida Community Development District Capital Improvement Revenue Bonds,
	6.875%, 05/01/2033 (Pre-refunded to 05/01/2012)	4,304,269
1,060,000	Orange County Florida Health Facilities Authority Revenue Bond,
	6.25%, 10/01/2013 (ETM)	1,219,085
1,000,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,191,980
1,000,000	Palm Beach County Florida Revenue,
	5.00%, 11/01/2018 (Callable 11/01/2017) (Insured by XLCA)	1,124,420
1,000,000	Sarasota County Florida School Board,
	5.00%, 07/01/2015 (Insured by NPFGC)	1,085,090
4,000,000	Seminole County Florida Water & Sewage Revenue,
	6.00%, 10/01/2019 (ETM)	4,676,640
3,185,000	Tallahassee Florida Student Housing Revenue,
	6.625%, 07/01/2022 (Pre-refunded to 07/01/2011)	3,393,713
		81,069,405
Georgia - 2.8%
8,445,000	Atlanta Georgia Water & Wastewater Revenue,
	5.50%, 11/01/2017 (Insured by AGM)	9,328,854
870,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (Callable 06/21/2010) (ETM)	972,355
7,470,000	Georgia Municipal Electric Authority Power Revenue,
	6.50%, 01/01/2017 (Insured by AGM)	8,754,949
2,955,000	Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
	5.75%, 06/15/2019 (Pre-refunded to 06/15/2015)	3,317,638
		22,373,796
Illinois - 10.4%
	Chicago Illinois Board of Education:
1,000,000	5.00%, 12/01/2017 (Insured by AMBAC)	1,086,600
4,345,000	5.00%, 12/01/2017 (Insured by AGM)	4,758,340
1,000,000	6.00%, 01/01/2020 (Insured by NPFGC)	1,121,480
1,440,000	Chicago Illinois Metropolitan Water Reclamation District General Obligation,	1,502,870
	7.00%, 12/01/2010 (ETM)
1,000,000	Chicago Illinois Public Building Community Building Revenue,
	7.00%, 01/01/2020 (ETM)	1,273,100
	Chicago Illinois:
695,000	5.00%, 01/01/2017 (Insured by AGM)	766,175
305,000	5.00%, 01/01/2017 (Pre-refunded to 01/01/2016)	349,890
2,305,000	Cook County Illinois School District No. 097,
	9.00%, 12/01/2015 (Insured by NPFGC)	3,016,208
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,924,179
2,000,000	Cook County Illinois School District No. 159,
	0.00%, 12/01/2022 (ETM) ^	1,180,560
1,000,000	Dupage County Illinois Stormwater Project,
	5.60%, 01/01/2021	1,159,260

10,000,000	Illinois Development Financial Authority,
	0.00%, 07/15/2023 (ETM) ^	5,582,400
2,330,000	Illinois Finance Authority Revenue,
	5.50%, 08/15/2043 (Pre-refunded to 08/15/2014)	2,691,872
1,000,000	Illinois Municipal Electric Agency Power Supply Revenue Bonds,
	5.25%, 02/01/2016 (Insured by NPFGC)	1,086,980
	Illinois State:
5,000,000	4.00%, 09/01/2019 (Callable 09/01/2018)	4,953,450
1,000,000	5.00%, 01/01/2019 (Insured by AGM)	1,076,120
3,000,000	6.00%, 11/01/2026 (Insured by NPFGC)	3,396,270
2,000,000	Illinois State Toll Highway Authority Priority Revenue Bonds,
	5.50%, 01/01/2016 (Insured by AGM)	2,245,900
	Illinois State Toll Highway Authority Revenue Bonds:
1,020,000	5.00%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,179,752
1,905,000	5.00%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,203,361
6,750,000	Kane Cook & Dupage Counties Illinois Community United School District No. 303,
	5.00%, 01/01/2014 (Insured by AGM)	7,475,287
2,130,000	Kane Cook & Dupage Counties Illinois School District No. 46 Elgin,
	0.00%, 01/01/2013 ^	2,013,297
1,000,000	Kane McHenry Cook & Dekalb Counties Illinois School District No. 300,
	9.00%, 01/01/2015 (Insured by AGM)	1,262,480
	Lake County Illinois Community Consolidated School District:
1,755,000	0.00%, 12/01/2012 (Insured by NPFGC) ^	1,627,657
1,920,000	0.00%, 12/01/2013 (Insured by NPFGC) ^	1,710,394
1,875,000	0.00%, 12/01/2014 (Insured by NPFGC) ^	1,583,119
1,025,000	Lake County Illinois Community High School District No. 124 Grant,
	5.00%, 12/01/2017	1,173,256
1,000,000	Lake County Illinois Community High School District No. 128,
	5.00%, 01/01/2013	1,098,550
	McHenry & Kane Counties Illinois Community School District No. 158:
1,870,000	0.00%, 01/01/2013 (Insured by NPFGC) ^	1,664,955
1,970,000	0.00%, 01/01/2016 (Insured by NPFGC) ^	1,465,247
	Metropolitan Pier & Exposition Authority Illinois:
1,805,000	5.50%, 06/15/2016 (ETM)	2,109,251
1,895,000	5.50%, 12/15/2023 (ETM)	2,202,615
2,000,000	Northwest Suburban Illinois Municipal Joint Action Revenue,
	5.00%, 05/01/2014 (ETM)	2,276,160
4,250,000	Regional Transportation Authority Illinois,
	6.00%, 07/01/2022 (Insured by NPFGC)	4,971,353
2,745,000	Round Lake Illinois,
	6.70%, 03/01/2033 (Pre-refunded to 03/01/2013)	3,118,595
1,390,000	Southern Illinois University Revenue,
	5.25%, 04/01/2019 (Insured by NPFGC)	1,536,645
950,000	Winnebago & Boone Counties Illinois School District No. 205,
	5.00%, 02/01/2013 (Insured by AMBAC)	1,020,148
1,360,000	Winnebago County Illinois School District No. 122,
	0.00%, 01/01/2018 (Insured by AGM) ^	963,886
		81,827,662
Indiana - 1.3%
	Hammond Indiana Multi-School Building Corporation Revenue Bonds:
1,000,000	6.00%, 01/15/2018 (ETM)	1,144,850
1,330,000	5.00%, 07/15/2018 (Insured by NPFGC)	1,497,620
835,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	1,002,952
3,460,000	Indianapolis Local Public Improvement Bond Waterworks Project,
	5.50%, 07/01/2018 (Insured by NPFGC)	3,803,059
1,650,000	Purdue University Indiana Revenue,
	5.00%, 07/01/2015	1,889,563

1,000,000	South Bend Indiana Community School Building Corporation,
	5.00%, 07/15/2017 (Insured by NPFGC)	1,131,200
		10,469,244
Iowa - 1.7%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (Callable 06/01/2014) (Insured by NPFGC)	1,110,232
3,465,000	Iowa Financial Authority Health Care Facility Revenue Bonds,
	9.25%, 07/01/2025 (Pre-refunded to 07/01/2011)	3,882,186
260,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (Callable 07/01/2010) (ETM)	284,635
5,275,000	Tobacco Settlement Authority Iowa Revenue Bonds,
	5.30%, 06/01/2025 (Pre-refunded to 06/01/2011)	5,522,978
2,000,000	Wapello County Iowa Hospital Revenue,
	6.25%, 10/01/2022 (Pre-refunded to 10/01/2012)	2,232,020
		13,032,051
Kansas - 0.3%
1,865,000	Wyandotte County Kansas Revenue,
	5.00%, 09/01/2019 (Callable 06/01/2014) (Insured by BHAC)	2,121,680
Kentucky - 0.2%
1,035,000	Kentucky Economic Development Finance Authority Health System Revenue,
	5.80%, 10/01/2014 (Pre-refunded to 10/01/2013)	1,191,989
Louisiana - 1.6%
400,000	Houma-Terrebonne Public Trust Financing Authority,
	7.30%, 04/01/2010 (ETM)	400,000
1,000,000	Houma-Terrebonne Public Trust Financing Authority Single Family Mortgage Revenue,
	7.30%, 04/01/2011 (ETM)	1,066,390
1,450,000	Jefferson Parish Louisiana Home Mortgage Authority,
	7.10%, 08/01/2010 (ETM)	1,481,160
	Louisiana Public Facilities Authority Revenue:
530,000	5.50%, 05/15/2027 (Pre-refunded to 05/15/2026)	603,055
7,920,000	5.50%, 05/15/2032 (Pre-refunded to 05/15/2026)	9,207,317
		12,757,922
Maine - 0.6%
4,340,000	Maine Health & Higher Education Facilities Authority,
	5.00%, 07/01/2035 (Pre-refunded to 07/15/2015)	4,995,731
Massachusetts - 2.6%
5,745,000	Massachusetts State,
	5.00%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,655,985
3,000,000	Massachusetts State Health & Educational Facilities Authority Revenue,
	6.35%, 07/15/2032 (Pre-refunded to 07/15/2012)	3,369,030
	Massachusetts State Obligations Tax Revenue:
1,000,000	5.25%, 01/01/2026 (Pre-refunded to 01/01/2014)	1,124,470
1,835,000	5.75%, 01/01/2032 (Pre-refunded to 01/01/2014)	2,096,414
	Massachusetts State Water Resources Authority: (ETM)
4,105,000	5.25%, 12/01/2015	4,622,476
2,200,000	6.50%, 07/15/2019	2,653,068
		20,521,443
Michigan - 2.1%
1,550,000	Clarkston Michigan Community Schools,
	5.00%, 05/01/2013 (Insured by AGM)	1,677,146
1,000,000	Cornell Twp Michigan Economic Development Revenue,
	5.875%, 05/01/2018 (Pre-refunded to 05/01/2012)	1,094,610
1,000,000	Detroit Michigan City School District,
	5.00%, 05/01/2016 (Callable 05/01/2015) (Insured by AGM)	1,057,670
2,185,000	Detroit Michigan Sewer Disposal Revenue,
	5.00%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,497,564
1,550,000	Harper Creek Michigan Community School District,
	5.00%, 05/01/2016 (Callable 05/01/2015) (Insured by AGM)	1,652,657
1,390,000	Jenison Michigan Public Schools,
	5.25%, 05/01/2015 (Insured by NPFGC)	1,529,848

3,000,000	Livonia Michigan Public Schools School District,
	5.00%, 05/01/2022 (Callable 05/01/2014) (Insured by NPFGC)	3,079,800
4,000,000	Michigan State Housing Development Authority,
	4.75%, 06/01/2016	4,038,000
		16,627,295
Minnesota - 0.6%
1,040,000	Centennial Independent School District No. 12 Minnesota,
	5.00%, 02/01/2014 (Pre-refunded to 02/01/2012, AGM Insured)	1,107,205
1,215,000	Robbinsdale Independent School District No. 281,
	5.00%, 07/01/2020 (Pre-refunded to 02/01/2012, AGM Insured)	1,293,513
1,960,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	2,256,430
		4,657,148
Mississippi - 0.4%
1,110,000	Mississippi Development Bank Special Obligations,
	5.25%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,282,194
850,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM) ^	745,960
1,000,000	Mississippi State,
	5.00%, 11/01/2021 (Pre-refunded to 11/01/2012)	1,091,070
		3,119,224
Missouri - 0.3%
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,363,320
Nebraska - 1.6%
1,640,000	Nebraska Public Power District Revenue,
	5.00%, 01/01/2015 (Insured by NPFGC)	1,823,549
9,150,000	Omaha Nebraska Public Electric Power District Revenue,
	6.20%, 02/01/2017 (ETM)	10,760,491
		12,584,040
Nevada - 0.6%
2,080,000	Las Vegas Clark County Nevada Library District,
	5.00%, 01/01/2017	2,238,517
1,965,000	Reno Nevada Capital Improvement Revenue,
	5.50%, 06/01/2019 (Pre-refunded to 06/01/2012)	2,151,498
		4,390,015
New Jersey - 2.6%
	New Jersey Economic Development Authority Revenue Bonds:
2,250,000	6.375%, 04/01/2018 (Pre-refunded to 05/15/2014)	2,656,800
3,000,000	6.375%, 04/01/2031 (Pre-refunded to 05/15/2014)	3,542,400
	New Jersey State Transportation Trust Fund Authority:
2,595,000	5.50%, 12/15/2015 (Insured by AMBAC)	2,952,384
5,000,000	5.25%, 12/15/2020 (Insured by AMBAC)	5,516,200
1,000,000	6.00%, 12/15/2017 (Pre-refunded to 12/15/2011)	1,090,030
1,630,000	New Jersey State Turnpike Authority,
	6.50%, 01/01/2016 (ETM)	1,903,524
2,500,000	Tobacco Settlement Financing Corporation,
	6.25%, 06/01/2043 (Pre-refunded to 06/01/2013)	2,877,650
		20,538,988
New Mexico - 0.2%
1,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	5.25%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,155,390
New York - 6.5%
2,000,000	Long Island Power Authority Electric System Revenue,
	5.00%, 12/01/2017 (Insured by NPFGC)	2,185,280

13,230,000	Metropolitan Transit Authority New York,
	6.00%, 04/01/2020 (ETM)	16,262,448
4,730,000	New York City, New York Transitional Financial Authority Building Aid Revenue Bonds,
	5.00%, 01/15/2015 (Insured by AMG)	5,265,720
2,000,000	New York State Dormitory Authority and Personal Income Tax Revenue,
	5.00%, 12/15/2017	2,290,580
	New York State University Dormitory Authority Revenue:
1,800,000	5.50%, 05/15/2013 (Insured by NPFGC)	1,961,982
3,730,000	5.25%, 05/15/2015	4,119,375
	New York, New York:
1,000,000	5.00%, 03/01/2016 (Callable 03/01/2015) (FGIC Insured)	1,103,960
1,125,000	5.25%, 08/15/2021	1,244,216
190,000	TSASC Inc. New York,
	4.75%, 06/01/2022 (Callable 06/01/2016)	186,227
12,775,000	Westchester Tobacco Asset Securitization Corp. New York,
	6.95%, 07/15/2039 (Pre-refunded to 07/15/2017)	16,375,378
		50,995,166
North Carolina - 2.3%
	North Carolina Eastern Municipal Power Agency Power Systems Revenue: (ETM)
2,445,000	5.00%, 01/01/2017	2,785,344
345,000	6.40%, 01/01/2021	416,615
4,900,000	4.50%, 01/01/2024 (Pre-refunded to 01/01/2022)	5,389,510
6,495,000	North Carolina Medical Care Community Hospital Revenue,
	5.25%, 11/01/2029 (Pre-refunded to 11/01/2014)	7,297,457
1,730,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
	5.50%, 01/01/2013 (ETM)	1,856,083
		17,745,009
Ohio - 0.4%
1,000,000	Akron Ohio Community Learning Center Income Tax Revenue,
	5.25%, 12/01/2016 (Callable 12/01/2013) (Insured by NPFGC)	1,064,420
2,000,000	Cincinnati Ohio City School District,
	5.00%, 12/01/2016 (Insured by AMG)	2,245,960
105,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (Callable 06/21/2010) (ETM)	120,175
		3,430,555
Oklahoma - 0.5%
1,000,000	Cherokee County Oklahoma Economic Development Authority,
	0.00%, 11/01/2011 (ETM) ^	981,550
2,360,000	Tulsa County Oklahoma Home Financing Authority Single Family Mortgage Revenue,
	6.90%, 08/01/2011 (Callable 08/01/2010) (ETM)	2,555,408
		3,536,958
Pennsylvania - 4.9%
1,275,000	Central Dauphin Pennsylvania School District,
	6.75%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,582,326
1,250,000	Erie Pennsylvania Sewer Authority Revenue,
	5.125%, 06/01/2020 (ETM)	1,420,200
6,720,000	Pennsylvania Convention Center Authority Revenue Bonds,
	6.00%, 09/01/2019 (ETM)	8,000,563
	Pennsylvania Housing Finance Agency:
2,130,000	3.70%, 04/01/2018	2,112,534
1,760,000	3.75%, 10/01/2018	1,744,846
1,025,000	3.90%, 04/01/2019	1,017,323
1,675,000	3.90%, 10/01/2019 (Callable 04/01/2019)	1,661,885
3,390,000	Pennsylvania State Higher Education Facilities Authority Revenue,
	5.00%, 01/01/2029 (Pre-refunded to 01/01/2013)	3,736,628
3,000,000	Pennsylvania State Public School Building Authority Lease Revenue,
	5.00%, 11/15/2034 (Pre-refunded to 11/15/2014)	3,411,270

1,790,000	Philadelphia Pennsylvania Authority For Industrial Development Revenue,
	5.25%, 01/01/2027 (Pre-refunded to 01/01/2017)	2,068,148
3,350,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	3,980,369
	Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
885,000	7.25%, 09/01/2014 (ETM)	1,002,776
4,500,000	5.00%, 09/01/2029 (Pre-refunded to 09/01/2015)	5,150,790
1,500,000	St. Mary Hospital Authority Pennsylvania Health Revenue,
	5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,730,355
		38,620,013
Puerto Rico - 0.4%
1,625,000	Puerto Rico Public Building Authority,
	5.50%, 07/01/2022 (Pre-refunded to 07/01/2014)	1,861,259
1,080,000	Puerto Rico Public Finance Corporation,
	6.00%, 08/01/2026 (ETM)	1,323,788
		3,185,047
South Carolina - 2.9%
4,500,000	Lexington County South Carolina Health Services District Hospital Revenue,
	5.50%, 11/01/2032 (Pre-refunded to 11/01/2013)	5,150,295
5,875,000	Piedmont Municipal Power Agency South Carolina Electric Revenue,
	6.75%, 01/01/2020 (ETM)	7,533,689
	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue:
3,800,000	7.375%, 12/15/2021 (Pre-refunded to 12/15/2010)	4,055,854
2,575,000	7.00%, 08/01/2030 (Pre-refunded to 08/01/2013)	3,028,200
2,255,000	6.375%, 08/01/2034 (Pre-refunded to 08/01/2013)	2,606,441
		22,374,479
South Dakota - 0.2%
1,195,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	1,373,951
Tennessee - 1.1%
	Metropolitan Government Nashville & Davidson County Tennessee H&E: (ETM)
120,000	6.10%, 07/01/2010 (Callable 06/21/2010)	121,667
1,000,000	0.00%, 06/01/2021 ^	640,830
1,545,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue,
	6.50%, 12/01/2014 (ETM)	1,880,775
5,000,000	Shelby County Tennessee Health Educational & Housing Facilities Revenue,
	5.50%, 08/15/2019 (ETM)	5,639,500
		8,282,772
Texas - 12.0%
1,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (Callable 02/15/2015) (PSF Guaranteed)	1,241,494
6,060,000	Capital Area Housing Finance Corporation Texas,
	0.00%, 01/01/2016 (ETM) ^	5,137,426
1,500,000	Central Texas Housing Finance Corporation,
	0.00%, 09/01/2016 (ETM) ^	1,228,725
1,000,000	Copperas Cove Texas Independent School District,
	5.00%, 08/15/2016 (Callable 08/15/2015) (PSF Guaranteed)	1,129,430
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (Callable 02/15/2017) (PSF Guaranteed)	1,679,685
1,355,000	El Paso Texas Waterworks & Sewer Revenue,
	5.00%, 08/15/2018	1,520,960
1,625,000	Frisco Texas Independent School District,
	6.00%, 08/15/2018 (Callable 08/15/2016) (PSF Guaranteed)	1,908,302
1,000,000	Georgetown Texas Independent School District,
	5.00%, 02/15/2016 (Callable 02/15/2015) (PSF Guaranteed)	1,116,100
2,000,000	Harris County Texas,
	5.25%, 10/01/2017 (Pre-refunded to 10/01/2013)	2,265,480

	Harris County Texas Health Facilities Development Corporation Hospital Revenue: (ETM)
8,000,000	5.50%, 10/01/2013	8,701,520
1,720,000	5.50%, 10/01/2019	2,011,832
10,860,000	Houston Texas Health Facilities Corporate Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	13,066,535
1,595,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (Callable 04/01/2010) (ETM)	1,846,500
3,000,000	Houston Texas Utility System Revenue,
	5.25%, 05/15/2015 (Insured by NPFGC)	3,337,500
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (Callable 02/15/2015) (Insured by NPFGC)	1,436,138
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (Callable 08/15/2014) (PSF Guaranteed)	1,948,075
1,050,000	Magnolia Texas Independent School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,203,405
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019 (Callable 02/15/2015) (PSF Guaranteed)	1,363,695
1,125,000	North Central Texas Health Facilities Revenue,
	5.75%, 02/15/2015 (ETM)	1,290,701
1,210,000	Pearland Texas Waterworks & Sewage,
	5.25%, 03/01/2023 (Pre-refunded to 03/01/2014)	1,379,388
2,035,000	Retama Texas Development Corporation Special Facilities Revenue,
	8.75%, 12/15/2018 (ETM)	2,721,833
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,477,207
400,000	Sam Rayburn Texas Municipal Power Agency,
	6.00%, 09/01/2010 (Callable 06/21/2010) (ETM)	409,236
11,565,000	San Antonio Texas Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	13,571,874
2,100,000	San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
	0.00%, 08/15/2015 (ETM) ^	1,843,107
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (Callable 08/15/2015) (PSF Guaranteed)	2,229,040
575,000	Socorro Texas Independent School District,
	5.25%, 08/15/2012 (PSF Guaranteed)	632,379
1,000,000	Spring Texas Independent School District,
	5.00%, 08/15/2019 (Callable 08/15/2018) (PSF Guaranteed)	1,133,410
7,775,000	Tarrant County Texas Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	9,370,741
1,575,000	Tarrant County Texas Housing Finance Corporation Revenue Bonds,
	0.00%, 09/15/2016 (ETM) ^	1,300,919
180,000	Texas Public Building Authority Revenue,
	7.125%, 08/01/2011 (ETM)	188,210
1,900,000	Trinity River Authority Texas Revenue,
	5.50%, 02/01/2021 (Pre-refunded to 02/01/2013)	2,126,366
1,000,000	University of Houston Texas,
	5.25%, 02/15/2012 (AGM Insured)	1,076,310
1,000,000	University of Texas Revenue Bonds,
	5.00%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,170,560
		94,064,083
Utah - 0.1%
600,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (Callable 06/21/2010) (ETM)	690,840
Virginia - 0.6%
1,095,000	Bristol Virginia Utility Systems General Obligations,
	5.50%, 11/01/2018 (ETM)	1,272,522
3,195,000	Tobacco Settlement Financing Corporation Revenue,
	5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	3,725,210
		4,997,732

Washington - 0.2%
1,000,000	Snohomish County Washington Public Utilities Revenue,
	6.80%, 01/01/2020 (Callable 06/21/2010) (ETM)	1,220,040
West Virginia - 0.8%
7,365,000	Berkeley Brooke Fayette Counties West Virginia Single Family Mortgage Revenue,
	0.00%, 12/01/2014 (ETM) ^	6,582,100
Wisconsin - 3.4%
	Badger Tobacco Asset Securitization Corporation Wisconsin:
960,000	5.75%, 06/01/2012 (ETM)	1,052,966
6,285,000	6.125%, 06/01/2027 (Callable 06/01/2012) (Pre-refunded to various dates)	6,762,849
11,130,000	6.375%, 06/01/2032 (Pre-refunded to 06/01/2012)	12,355,302
3,000,000	Ladysmith-Hawkins Wisconsin School District General Obligation,
	5.20%, 04/01/2018 (Callable 04/01/2016) (Insured by NPFGC)	2,998,020
3,320,000	Wisconsin State Health & Educational Facilities Revenue,
	5.00%, 12/01/2019 (Callable 12/01/2014) (Insured by NPFGC)	3,388,790
		26,557,927
	TOTAL MUNICIPAL BONDS (Cost $756,347,885)	772,839,967

SHORT-TERM INVESTMENTS - 1.5%
Money Market Mutual Fund - 1.5%
11,700,284	Goldman Sachs Financial Square Funds, 0.19% «	11,700,284
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,700,284)	11,700,284
	Total Investments (Cost $768,048,169) - 100.0%	784,540,251
	Liabilities in Excess of Other Assets - 0.0%	(227,474)
	TOTAL NET ASSETS - 100.0%	$784,312,777

ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$ -	$ 772,839,967	$ -	$ 772,839,967
Total Fixed Income	-	772,839,967	-	772,839,967

Short-Term Investments
Money Market Mutual Fund	11,700,284	-	-	11,700,284
Total Short-Term Investments	11,700,284	-	-	11,700,284

Total Investments	$ 11,700,284	$ 772,839,967	$ -	$ 784,540,251

Level 1 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 1	$ -
Transfer out of Level 1	-
Net transfers in and/or out of Level 1	$ -

* There were no transfers made out of Level 1 due to securities no longer trading on an exchange.

Level 2 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 2	$ -
Transfer out of Level 2	-
Net transfers in and/or out of Level 2	$ -

* There were no transfers made out of Level 2 because of a lack of observable market data due to a decrease in market activity.

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 95.7%
Aseet Backed Securities - 5.1%
	Bayview Financial Acquisition Trust:
$ 2,000,000	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	$1,756,697
5,000,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	1,564,100
633	Contimortgage Home Equity Trust,
	Series 1997-2, Class A9, 7.09%, 04/15/2028	614
	Countrywide Asset-Backed Certificates:
2,836,471	Series 2006-S2, Class A2, 5.627%, 07/25/2027	2,311,604
7,802,739	Series 2004-15, Class AF6, 4.613%, 04/25/2035	6,964,168
10,980,137	Series 2005-1, Class AF6, 5.03%, 07/25/2035	9,791,771
14,246,381	Series 2005-11, Class AF3, 4.778%, 02/25/2036	11,208,240
4,761,218	Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,271,333
5,749,804	Series 2005-13, Class AF3, 5.43%, 04/25/2036	4,189,630
1,460,160	Series 2005-17, Class 1AF2, 5.363%, 05/25/2036	1,191,102
1,942,058	Series 2005-17, Class 1AF5, 5.564%, 05/25/2036	957,792
2,244,241	Series 2007-S1, Class A6, 5.693%, 11/25/2036	1,379,866
6,922,478	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	6,430,601
1,500,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	864,118
701,567	Credit Based Asset Servicing and Securities,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	660,989
161,638	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	137,711
2,971,078	FedEx Corporation Pass-Thru Certificates,
	Series 1998-1, Class B, 6.845%, 01/15/2019	3,245,902
	GE Capital Mortgage Services, Inc.:
1,633	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	1,623
25,875	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	25,628
	Green Tree Financial Corporation:
832,815	Series 1993-3, Class A7, 6.40%, 10/15/2018	834,552
622,902	Series 1993-4, Class A5, 7.05%, 01/15/2019	626,427
1,737,444	Series 1998-2, Class A5, 6.24%, 12/01/2028	1,611,146
102,345	Series 1997-6, Class A8, 7.07%, 01/15/2029	105,815
1,439,773	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,418,931
874,126	Series 1998-4, Class A5, 6.18%, 04/01/2030	833,786
648,674	GSAA Home Equity Trust,
	Series 2005-1, Class AF2, 4.316%, 11/25/2034	619,658
63,317	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 6.88%, 11/20/2028	61,827
84,397	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	73,056
1,003,073	RAAC Series,
	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	873,626
3,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-1, Class AF3, 5.612%, 04/25/2037	1,530,718
	Residential Asset Mortgage Products, Inc.:
1,168,055	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033	1,096,098
843,564	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	751,705
	Residential Asset Securities Corporation:
2,264,279	Series 2003-KS2, Class AI6, 3.99%, 04/25/2033	2,102,234
232,598	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	174,541
239,487	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034	227,798
2,600,000	Stingray Pass-Thru Certificates,
	Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007 and 09/19/2007; Cost $1,545,523 and
	$834,775, respectively) † **	1,300,000
1,335,787	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	1,015,970
		71,211,377

Commercial Mortgage Backed Securities - 6.3%
14,975,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.40%, 07/15/2044	15,517,763
11,650,000	Commercial Mortgage Pass-Through Certificates,
	Series 2005-C6, Class A5A, 5.116%, 07/10/2015	12,044,514
2,950,000	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	3,098,300
	GE Capital Commercial Mortgage Corporation:
5,833,225	Series 2000-1, Class A2, 6.496%, 01/15/2033	5,964,746
2,865,000	Series 2002-3A, Class AZ, 4.996%, 12/10/2037	3,004,433
6,200,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	6,450,589
10,100,000	GMAC Commercial Mortgage Securities, Inc.,
	Series 2003-C1, Class A2, 4.079%, 05/10/2036	10,366,827
	Government National Mortgage Association (GNMA):
800,000	Series 2004-78, Class C, 4.658%, 04/16/2029	842,761
1,285,000	Series 2004-100, Class B, 4.603%, 02/16/2043	1,353,697
13,455,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	13,697,205
1,754,443	Morgan Stanley Dean Witter Capital I,
	Series 2001-TOP1, Class A4, 6.66%, 02/15/2033	1,797,934
3,288,168	Salomon Brothers Mortgage Securities VII,
	Series 2001-C2, Class A3, 6.50%, 11/13/2036	3,455,104
	Wachovia Bank Commercial Mortgage Trust:
2,050,000	Series 2003-C3, Class A2, 4.867%, 02/15/2035	2,145,026
8,110,000	Series 2005-C22, Class A4, 5.27%, 12/15/2044	8,308,401
		88,047,300
Financial - 17.4%
3,500,000	Aegon NV,
	4.75%, 06/01/2013 f	3,682,283
2,450,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	2,749,912
	American General Finance Corporation Senior Notes:
1,510,000	4.875%, 05/15/2010 @	1,509,376
1,000,000	5.85%, 06/01/2013	936,317
500,000	6.90%, 12/15/2017	437,954
1,000,000	American International Group Inc.,
	8.175%, 05/15/2058 (Callable 05/15/2038)	845,000
2,000,000	Ameriprise Financial, Inc.,
	7.30%, 06/28/2019	2,317,292
250,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	200,214
1,708,000	Arden Realty LP,
	5.25%, 03/01/2015 (Callable 12/01/2014)	1,775,012
300,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	248,453
1,265,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,529,972
2,435,000	Bank of Tokyo-Mitsubishi/UFJ NY,
	7.40%, 06/15/2011 f	2,600,819
2,175,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 06/01/2010)	1,421,728
2,500,000	Barclays Bank PLC,
	6.75%, 05/22/2019 f	2,765,732
2,400,000	Bear Stearns Cos., Inc., Series B,
	6.95%, 08/10/2012	2,658,814
1,500,000	BOI Capital Funding II,
	5.571%, 02/01/2049 (Callable 02/01/2016) (Acquired 09/03/2008; Cost $1,028,830)* f	930,000
2,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 f	1,240,000
5,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019 (Acquired 11/20/2009; Cost $4,987,600)* f @	4,898,610

	CIT Group Funding:
126,993	10.25%, 05/01/2013 (Callable 06/11/2010) @	132,073
190,489	10.25%, 05/01/2014 (Callable 06/01/2010)	197,632
190,489	10.25%, 05/01/2015 (Callable 06/11/2010)	197,156
317,482	10.25%, 05/01/2016 (Callable 06/11/2010) @	328,594
444,475	10.25%, 05/01/2017 (Callable 06/11/2010)	460,032
	CIT Group, Inc.:
35,478	7.00%, 05/01/2013 (Callable 06/11/2010) @	34,502
53,217	7.00%, 05/01/2014 (Callable 06/11/2010) @	50,290
53,217	7.00%, 05/01/2015 (Callable 06/11/2010) @	49,625
88,694	7.00%, 05/01/2016 (Callable 06/11/2010)	81,820
124,172	7.00%, 05/01/2017 (Callable 06/11/2010) @	114,549
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057 (Callable 12/21/2037)	2,025,000
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,050,781
3,125,000	6.01%, 01/15/2015	3,283,025
	Corp Andina De Fomento Notes: f
675,000	7.375%, 01/18/2011	708,291
340,000	5.75%, 01/12/2017	346,003
4,505,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	4,625,247
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049 (Callable 05/31/2017) (Acquired 05/23/2007; Cost $1,000,000)* f	872,500
330,000	Deutsche Bank Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	354,108
3,000,000	Developers Diversified Realty Corporation,
	5.00%, 05/03/2010	3,004,407
5,750,000	Export-Import Bank Korea Notes,
	5.125%, 02/14/2011 f	5,895,377
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 06/01/2010)	2,788,206
1,575,000	First Empire Capital Trust II,
	8.277%, 06/01/2027 (Callable 06/01/2010)	1,428,289
3,749,000	First Hawaiian Capital Trust I, Series B,
	8.343%, 07/01/2027 (Callable 06/01/2010)	3,674,020
666,297	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	719,893
4,475,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	4,513,069
5,700,000	First Tennessee Bank,
	0.59%, 02/14/2011	5,598,574
1,748,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 06/01/2010)	1,739,342
5,107,000	First Union Institutional Capital I,
	8.04%, 12/01/2026 (Callable 06/01/2010)	5,225,595
1,460,000	First Union Institutional Capital II,
	7.85%, 01/01/2027 (Callable 06/01/2010)	1,430,898
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026 (Callable 06/01/2010)	2,484,375
2,300,000	FMR LLC Notes,
	4.75%, 03/01/2013 (Acquired 02/26/2003 through 12/21/2007; Aggregate Cost $2,248,464)*	2,385,295
1,000,000	GE Global Insurance Holding Corporation,
	7.50%, 06/15/2010	1,012,034
	General Electric Capital Corporation:
2,030,000	5.50%, 11/15/2011 (Callable 11/15/2010)	2,037,901
1,389,000	1.146%, 08/02/2012	1,364,391
1,100,000	5.90%, 05/13/2014	1,210,271
2,475,000	4.375%, 09/21/2015	2,551,995
7,060,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 02/17/2010; Aggregate Cost $7,086,957)*	7,241,089
	GMAC Inc.:
336,000	7.50%, 12/31/2013 (Acquired 06/21/2005 through 10/17/2007; Aggregate Cost $950,649)*	341,880
403,000	8.00%, 12/31/2018 (Acquired 06/21/2005 through 10/17/2007; Aggregate Cost $1,349,727)*	396,955

	GMAC LLC:
100,000	7.25%, 03/02/2011	101,669
150,000	6.75%, 12/01/2014	149,055
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	1,089,560
1,000,000	Goldman Sachs Group Inc.,
	6.25%, 09/01/2017	1,075,409
500,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 01/05/2009; Cost $500,000)*	565,571
2,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Acquired 05/16/2006 and 11/08/2007; Cost $1,000,000 and
	$1,783,656, respectively)*	2,716,000
2,200,000	Hartford Financial Services Group Inc.,
	8.125%, 06/15/2038 (Callable 06/15/2018)	2,288,000
1,000,000	Holcim US Finance,
	6.00%, 12/30/2019 (Acquired 09/24/2009; Cost $986,740)* f	1,038,495
950,000	HSBC Bank PLC Subordinated Notes,
	6.95%, 03/15/2011 f	996,236
2,100,000	HSBC Holdings PLC Subordinated Notes,
	6.50%, 09/15/2037 f	2,176,822
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026 (Callable 06/01/2010) (Acquired 03/08/2007; Cost $410,470)*	366,000
500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 06/01/2010) (Acquired 11/06/2007; Cost $515,886)*	471,253
3,150,000	Huntington National Bank Notes,
	8.00%, 04/01/2010	3,150,000
	Invesco Ltd. Notes: f
1,015,000	5.375%, 02/27/2013	1,051,427
1,246,000	5.375%, 12/15/2014	1,236,513
7,025,000	Irish Life & Permanent,
	3.60%, 01/14/2013 (Acquired 01/07/2010; Cost $7,021,207)* f	7,010,212
	J.P. Morgan Chase & Company Notes:
2,700,000	3.70%, 01/20/2015	2,716,629
900,000	5.875%, 03/15/2035	818,933
1,255,000	Jefferies Group Inc.,
	6.25%, 01/15/2036	1,068,221
1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011 (Acquired 06/06/2008 and 07/22/2008; Cost $199,243 and
	$769,804, respectively)* f	334,375
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	3,478,652
5,050,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 08/24/2009 and 05/10/2010; Cost $2,732,188 and
	$2,796,231, respectively)* f	5,633,068
700,000	Korea Development Bank Senior Unsecured Notes,
	4.625%, 09/16/2010 f	708,511
2,500,000	Liberty Mutual Group,
	10.75%, 06/15/2058 (Callable 06/15/2038) (Acquired 05/21/2008; Cost $2,445,125)*	2,800,000
565,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $361,716)*	484,831
1,125,000	Lincoln National Corporation,
	6.05%, 04/20/2067 (Callable 04/20/2017)	936,562
1,600,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 02/10/2010; Cost $1,552,722)* f	1,561,101
	Marsh & McLennan Companies, Inc.:
1,290,000	5.375%, 07/15/2014	1,334,373
500,000	9.25%, 04/15/2019	622,669
1,000,000	Massachusetts Mutual Life Insurance Company,
	8.875%, 06/01/2039 (Acquired 05/27/2009; Cost $987,100)*	1,273,836
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $800,000)*	560,000
	Merrill Lynch & Company:
1,000,000	6.40%, 08/28/2017	1,053,926
1,750,000	6.875%, 04/25/2018	1,885,921
1,275,000	7.75%, 05/14/2038	1,413,301

422,000	Metlife Inc.,
	6.50%, 12/15/2032	441,412
	Morgan Stanley:
1,000,000	6.75%, 04/15/2011	1,055,648
2,000,000	5.625%, 01/09/2012	2,118,332
1,075,000	4.75%, 04/01/2014	1,097,658
3,644,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	4,029,430
1,000,000	NASDAQ OMX Group Inc.,
	4.00%, 01/15/2015	995,224
510,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	545,758
1,310,000	National City Bank of Cleveland Subordinated Notes,
	4.625%, 05/01/2013	1,366,643
2,850,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	2,929,130
1,500,000	Nationwide Financial Services,
	6.25%, 11/15/2011	1,591,250
4,921,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	5,047,411
4,334,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 06/01/2010)	4,377,340
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 06/01/2010)	2,437,500
3,000,000	Pemex Finance Ltd.,
	10.61%, 08/15/2017 f	3,602,460
2,750,000	Protective Life Corp.,
	7.375%, 10/15/2019	2,921,080
1,800,000	Prudential Financial Inc., Series D,
	3.625%, 09/17/2012	1,851,190
1,000,000	Regions Financial Corp.,
	7.75%, 11/10/2014 @	1,052,141
4,750,000	Regions Financing Trust II,
	6.625%, 05/15/2047 (Callable 05/15/2027)	3,533,102
1,000,000	Republic New York Capital I,
	7.75%, 11/15/2026 (Callable 06/21/2010)	975,771
700,000	Republic New York Corporation Debentures,
	9.125%, 05/15/2021	856,537
3,430,000	Santander Financial Issuances,
	6.375%, 02/15/2011 f	3,582,460
1,500,000	Santander Issuances,
	6.50%, 08/11/2019 (Callable 08/11/2014) f	1,571,163
8,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	8,719,003
4,761,000	Simon Property Group LP,
	7.75%, 01/20/2011	4,929,016
500,000	SLM Corporation Notes,
	5.625%, 08/01/2033	385,812
	Sovereign Bancorp, Inc.:
800,000	4.80%, 09/01/2010	811,807
745,000	4.90%, 09/23/2010	756,681
1,500,000	8.75%, 05/30/2018	1,682,190
1,000,000	Symetra Financial Corporation Senior Notes,
	6.125%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570)*	992,776
3,000,000	TD Ameritrade Holding Corporation,
	5.60%, 12/01/2019	3,030,810
785,000	TECO Finance Inc.,
	7.00%, 05/01/2012	846,230
2,400,000	Toll Road Inv. Partnership II,
	0.00%, 02/15/2011 (Acquired 06/19/2008; Cost $2,248,529)* ^	2,266,447
1,000,000	Travelers Companies Inc.,
	6.75%, 06/20/2036	1,095,201
560,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f	627,770
1,015,000	Unitedhealth Group, Inc.,
	4.875%, 02/15/2013	1,085,476
301,000	United Mexican States Notes,
	6.75%, 09/27/2034 f	331,100

2,000,000	Verizon Wireless Cap LLC,
	8.50%, 11/15/2018	2,495,318
2,788,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	2,920,628
	Willis North America Inc.:
2,073,000	5.125%, 07/15/2010	2,097,204
750,000	5.625%, 07/15/2015	769,991
		242,691,803
Industrial - 12.6%
4,200,000	Acuity Brands Lighting Inc.,
	6.00%, 12/15/2019 (Acquired 12/01/2009; Cost $4,191,474)*	4,079,523
	Ameritech Capital Funding Debentures:
2,236,691	9.10%, 06/01/2016	2,589,157
1,500,000	6.45%, 01/15/2018	1,614,069
2,000,000	Anglo American Capital PLC,
	9.375%, 04/08/2019 (Acquired 04/02/2009; Cost $2,000,000)* f	2,547,424
	British Telecommunications PLC Notes: f
6,482,000	9.125%, 12/15/2010	6,845,154
600,000	9.125%, 12/15/2030	755,567
600,000	Bunge Limited Finance Corporation Notes,
	5.35%, 04/15/2014	626,281
3,700,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	3,788,741
1,000,000	Canadian National Resources,
	6.25%, 03/15/2038 f	1,034,047
	CBS Corporation,
2,250,000	7.70%, 07/30/2010	2,290,970
3,000,000	6.625%, 05/15/2011	3,150,489
800,000	Clear Channel Communications Senior Unsubordinated Notes,
	5.50%, 12/15/2016	416,000
400,000	Comcast Cable Communication Holdings,
	8.375%, 03/15/2013 @	463,658
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037 @	1,081,818
2,140,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	2,510,873
930,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	1,059,873
	ConAgra Foods, Inc.:
837,000	5.819%, 06/15/2017	901,121
120,000	9.75%, 03/01/2021	156,184
	Continental Airlines, Inc. Pass-Thru Certificates:
83,253	Series 2000-2, Class C, 8.312%, 04/02/2011	80,755
358,921	Series 1997-4, Class A, 6.90%, 01/02/2018	361,613
	COX Communications Inc.:
1,000,000	7.75%, 11/01/2010	1,037,487
1,775,000	7.125%, 10/01/2012 @	1,983,848
2,000,000	5.45%, 12/15/2014 @	2,161,892
1,000,000	COX Enterprises, Inc.,
	7.875%, 09/15/2010 (Acquired 08/12/2009; Cost $1,021,279)*	1,029,954
2,000,000	CVS Caremark Corp.,
	5.75%, 06/01/2017	2,156,782
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	1,002,500
300,000	Deutsche Telekom International Finance BV,
	8.75%, 06/15/2030 f	384,213
	Donnelley (R.R.) & Sons Co.:
4,900,000	4.95%, 05/15/2010	4,910,770
2,500,000	8.60%, 08/15/2016	2,774,462
1,500,000	6.125%, 01/15/2017	1,505,805
6,125,000	Enterprise Products Operating LLC,
	7.625%, 02/15/2012	6,744,905
635,000	FedEx Corporation,
	9.65%, 06/15/2012	728,142
6,850,000	Fiserv, Inc.,
	6.125%, 11/20/2012	7,455,239

3,765,000	Fortune Brands Inc.,
	5.125%, 01/15/2011	3,872,875
2,200,000	GTE Corporation Debentures,
	6.84%, 04/15/2018	2,429,225
3,500,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 through 06/15/2009; Aggregate Cost $3,639,798)*	3,604,860
650,000	Health Management Association,
	6.125%, 04/15/2016	619,125
1,950,000	Highmark Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 through 12/17/2007; Aggregate Cost $1,972,953)*	2,097,455
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,162,694
5,700,000	Hutchison Whampoa International LTD,
	7.625%, 04/09/2019 (Acquired 10/22/2009 and 10/29/2009; Cost $3,044,574 and
	$3,364,932, respectively)* f	6,647,101
850,000	Johnson Controls Inc., Senior Notes,
	6.00%, 01/15/2036	820,755
400,000	Laboratory Corporation of America,
	5.625%, 12/15/2015	432,997
900,000	Lafarge S.A. Notes,
	7.125%, 07/15/2036 f	904,984
1,000,000	Martin Marietta Material Inc.,
	6.25%, 05/01/2037	953,635
1,000,000	Masco Corporation,
	6.125%, 10/03/2016 @	997,167
1,100,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	1,171,838
1,050,000	New Cingular Wireless Services, Inc. Senior Notes,
	8.75%, 03/01/2031 @	1,355,771
1,500,000	Nextel Communications,
	7.375%, 08/01/2015 (Callable 06/01/2010)	1,425,000
4,060,000	Pacific Energy Partners LP,
	6.25%, 09/15/2015 (Callable 09/15/2010)	4,185,117
320,000	Pactiv Corporation,
	7.95%, 12/15/2025	358,315
400,000	PCCW-HWT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132)* f	430,998
2,800,000	Pemex Project Funding Master Trust,
	5.75%, 03/01/2018 f @	2,881,606
1,000,000	Petrobras International Finance Company,
	5.75%, 01/20/2020 f	1,024,491
4,095,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	4,276,658
1,000,000	Questar Market Resources Inc.,
	6.80%, 03/01/2020	1,087,821
200,000	Qwest Capital Funding, Inc.,
	7.25%, 02/15/2011	207,000
500,000	Rio Tinto Alcan Inc.,
	5.75%, 06/01/2035 f	489,547
3,700,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f @	4,164,602
1,500,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $1,482,015)* f	1,580,433
	Sprint Capital Corporation:
2,800,000	6.90%, 05/01/2019 @	2,562,000
358,000	8.75%, 03/15/2032	332,045
2,500,000	Teck Resources Limited,
	10.25%, 05/15/2016 (Callable 05/15/2013) f	2,975,000
	Telecom Italia Capital: f
1,400,000	6.20%, 07/18/2011	1,469,983
2,000,000	7.175%, 06/18/2019 @	2,159,210
2,675,000	7.20%, 07/18/2036	2,700,819
2,075,000	Telefonica Emisones S.A.,
	6.221%, 07/03/2017 f	2,275,582
1,000,000	Teva Pharmaceutical Finance LLC,
	5.55%, 02/01/2016	1,094,910
	Time Warner, Inc.:
2,000,000	6.875%, 05/01/2012	2,199,910
1,100,000	7.625%, 04/15/2031	1,256,332
500,000	7.70%, 05/01/2032 @	577,086
1,000,000	6.55%, 05/01/2037	1,022,107
2,800,000	6.75%, 06/15/2039 @	2,937,220

3,000,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 f	3,300,558
	Tyco International Finance: f
1,775,000	6.375%, 10/15/2011	1,912,438
300,000	6.00%, 11/15/2013	331,536
217,429	United AirLines, Inc. Pass-Thru Certificates,
	Series 2000-2, Class C, 7.762%, 04/29/2049 §	125,565
409,309	U.S. Airways Pass-Thru Certificate,
	Series 1998-1, 6.85%, 01/30/2018	368,378
	Vale Overseas Limited: f
3,550,000	8.25%, 01/17/2034	4,162,847
1,450,000	6.875%, 11/21/2036	1,500,097
1,000,000	6.875%, 11/10/2039	1,036,148
1,875,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f	1,920,529
	Vulcan Materials Co.:
2,000,000	7.00%, 06/15/2018 @	2,188,316
500,000	7.15%, 11/30/2037	538,033
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	955,416
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	119,585
2,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	2,148,526
3,100,000	Williams Partners LP,
	6.30%, 04/15/2040 (Acquired 02/02/2010; Cost $3,081,431)* @	3,080,489
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $3,598,884)* f	4,123,066
3,000,000	Wyeth,
	5.50%, 02/01/2014	3,309,456
		175,094,573
Residential Mortgage Backed Securities - 31.6%
	Bank of America Alternative Loan Trust:
389,165	Series 2003-4, Class 2A1, 5.00%, 06/25/2018	363,748
729,833	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	718,657
460,162	Series 2004-6, Class 4A1, 5.00%, 07/25/2019	457,718
497,318	Series 2004-11, Class 4A1, 5.50%, 12/25/2019	492,112
744,513	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	706,938
3,474,384	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	3,263,747
2,521,399	Series 2005-10, Class 5A1, 5.25%, 11/25/2020	2,179,100
3,452,955	Series 2007-1, Class 1A1, 6.098%, 04/25/2022	2,857,320
1,392,485	Series 2003-11, Class 2A1, 6.00%, 01/25/2034	1,339,831
738,600	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	699,223
1,029,709	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	926,937
585,625	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	472,554
2,016,303	Series 2006-5, Class CB7, 6.00%, 06/25/2046	1,447,462
	Chase Mortgage Finance Corporation:
1,075,302	Series 2003-S13, Class A11, 5.50%, 11/25/2033	1,089,754
6,000,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	4,740,395
534,796	Citicorp Mortgage Securities, Inc.,
	Series 2004-3, Class A2, 5.25%, 05/25/2034	524,655
1,110,038	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1,059,566

	Countrywide Alternative Loan Trust:
1,122,216	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1,025,432
5,406,237	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	4,160,268
1,077,206	Series 2006-J5, Class 3A1, 6.132%, 07/25/2021	869,844
1,329,519	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	1,126,767
786,705	Series 2002-11, Class A4, 6.25%, 10/25/2032	775,080
5,837,870	Series 2003-20CB, Class 1A1, 5.50%, 10/25/2033	5,773,105
3,000,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	2,312,308
1,822,023	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	1,708,752
2,521,519	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,700,658
428,206	Countrywide Home Loans, Inc.,
	Series 2003-39, Class A5, 5.00%, 05/25/2012	427,062
1,104,132	Credit Suisse First Boston Mortgage Securities Corp.,
	Series 2004-4, Class 2A5, 5.50%, 06/25/2015	1,106,928
	Deutsche Mortgage Securities Inc.:
1,782,977	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	1,397,059
340,161	Series 2004-4, Class 1A6, 5.65%, 04/25/2034	287,294
	Federal Gold Loan Mortgage Corporation (FGLMC):
100,754	6.50%, 07/01/2014	109,073
871,385	6.00%, 06/01/2020	942,978
448,917	5.50%, 11/01/2022	478,108
555,500	5.00%, 06/01/2023	579,145
430,679	5.50%, 07/01/2023	458,412
1,122,899	6.50%, 06/01/2029	1,239,417
4,417,565	5.50%, 01/01/2036	4,676,473
2,721,029	6.00%, 12/01/2036	2,926,848
4,188,459	5.50%, 04/01/2037	4,427,814
12,994,083	5.50%, 05/01/2038	13,736,648
14,504,750	5.50%, 08/01/2038	15,333,644
	Federal Home Loan Mortgage Corporation (FHLMC):
764,929	Series 3124, Class VP, 6.00%, 06/15/2014	817,172
351,236	Series 2695, Class UA, 5.50%, 09/15/2014	361,593
1,005,399	Series R007, Class AC, 5.875%, 05/15/2016	1,030,350
3,098,066	Series R003, Class VA, 5.50%, 08/15/2016	3,338,033
1,949,108	Series 3097, Class MC, 6.00%, 11/15/2016	2,076,042
351,238	Series 2391, Class QR, 5.50%, 12/15/2016	374,887
2,812,500	Series R009, Class AJ, 5.75%, 12/15/2018	2,933,818
113,048	Series 206, Class E, 0.00%, 07/15/2019 ^	107,005
1,177,779	Series R010, Class AB, 5.50%, 12/15/2019	1,231,715
65,419	Series 141, Class D, 5.00%, 05/15/2021	66,727
67,222	Series 1074, Class I, 6.75%, 05/15/2021	73,944
386,874	Series 1081, Class K, 7.00%, 05/15/2021	428,980
58,287	Series 163, Class F, 6.00%, 07/15/2021	63,122
111,834	Series 188, Class H, 7.00%, 09/15/2021	124,136
55,561	Series 1286, Class A, 6.00%, 05/15/2022	59,059
1,951,960	Series 1694, Class PK, 6.50%, 03/15/2024	2,118,528
15,810,281	Series 2009-15, Class MA, 4.00%, 03/25/2024	16,475,450
379,448	Series 2664, Class LG, 5.50%, 07/15/2028	381,007
2,031,916	Series 2552, Class ND, 5.50%, 10/15/2031	2,129,874
	Federal National Mortgage Association (FNMA):
1,749,565	5.00%, 12/01/2019	1,867,066
16,593,442	5.00%, 11/01/2021	17,707,856
1,141,629	5.50%, 01/01/2023	1,213,919
1,710,251	5.50%, 07/01/2023	1,817,950
4,455,593	5.00%, 11/01/2023	4,647,588
1,881,710	6.00%, 03/01/2026	2,011,548
4,406,894	6.00%, 05/01/2026	4,710,971
5,589,744	5.00%, 05/01/2028	5,814,673
423,445	6.00%, 03/01/2033	460,040
385,680	5.00%, 11/01/2033	400,174
27,885,126	5.50%, 04/01/2034	29,593,511
13,145,050	5.50%, 04/01/2034	13,910,812
2,227,064	5.50%, 09/01/2034	2,358,634
582,913	6.00%, 11/01/2034	628,917
3,766,396	5.50%, 02/01/2035	3,988,906
18,549,117	5.50%, 02/01/2035	19,644,954
9,225,308	5.00%, 06/01/2035	9,557,587
5,921,942	5.00%, 07/01/2035	6,135,239
41,826,663	5.00%, 10/01/2035	43,267,828
5,043,663	5.00%, 11/01/2035	5,217,446
10,527,435	5.00%, 02/01/2036	10,890,165
17,584,789	5.00%, 03/01/2036	18,190,685
35,268,973	5.50%, 04/01/2036	37,286,449
5,762,282	5.50%, 11/01/2036	6,082,896

1,434,220	6.00%, 08/01/2037	1,514,693
16,353,059	5.50%, 06/01/2038	17,254,359
2,713,763	Series 2006-B2, Class AB, 5.50%, 05/25/2014	2,809,828
61,198	Series 2003-27, Class OJ, 5.00%, 07/25/2015	61,263
125,986	Series 2003-24, Class PC, 5.00%, 11/25/2015	126,983
51,288	Series 2002-56, Class MC, 5.50%, 09/25/2017	54,341
320,347	Series 1989-37, Class G, 8.00%, 07/25/2019	359,189
57,800	Series 1989-94, Class G, 7.50%, 12/25/2019	64,590
15,746	Series 1990-58, Class J, 7.00%, 05/25/2020	17,402
149,431	Series 1990-76, Class G, 7.00%, 07/25/2020	165,682
64,828	Series 1990-105, Class J, 6.50%, 09/25/2020	72,284
24,474	Series 1990-108, Class G, 7.00%, 09/25/2020	27,136
46,958	Series 1991-1, Class G, 7.00%, 01/25/2021	52,045
50,755	Series 1991-86, Class Z, 6.50%, 07/25/2021	55,757
147,028	Series 2003-28, Class KA, 4.25%, 03/25/2022	152,275
23,886	Series G92-30, Class Z, 7.00%, 06/25/2022	26,106
1,746,328	Series 2003-33, Class LD, 4.25%, 09/25/2022	1,810,148
626,275	Series 1993-58, Class H, 5.50%, 04/25/2023	670,761
404,051	Series 1998-66, Class C, 6.00%, 12/25/2028	440,513
1,223,963	Series 2002-85, Class PD, 5.50%, 05/25/2031	1,273,446
57,377	Series 2003-44, Class AB, 3.75%, 05/25/2033	58,868
2,151,533	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,245,999
4,019,574	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	4,135,765
4,486,526	Series 2004-W10, Class A24, 5.00%, 08/25/2034	4,632,338
4,000,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	4,175,625
	First Horizon Alternative Mortgage Securities:
863,438	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	694,798
1,172,384	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	1,028,767
3,088,100	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	1,801,628
194,662	Impac CMB Trust,
	Series 2004-4, Class 2A2, 5.441%, 09/25/2034	152,407
1,153,012	J.P. Morgan Alternative Loan Trust,
	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	730,333
	J.P. Morgan Mortgage Trust:
3,100,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	2,318,840
1,184,921	Series 2006-A7, Class 2A2, 5.83%, 01/25/2037	1,003,744
6,100,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	4,690,900
	Master Alternative Loans Trust:
2,318,046	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	2,213,009
1,614,586	Series 2004-4, Class 4A1, 5.00%, 04/25/2019	1,541,426
739,005	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	637,161
524,691	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019	521,904
875,000	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06/25/2018	866,833
965,945	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	958,621
	Washington Mutual, Inc. Pass-Thru Certificates:
1,883,334	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	1,892,162
3,333,272	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	3,331,709
1,116,162	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	1,123,417
730,636	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	733,646
		441,014,791
Taxable Municipal Bonds - 1.7%
5,000,000	California State,
	5.75%, 03/01/2017	5,088,650
1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
	9.125%, 10/01/2023	896,490
10,000,000	Illinois State,
	3.636%, 02/01/2014	9,927,800
8,420,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	7,144,117
615,529	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025	608,839
		23,665,896
Utilities - 5.6%
1,500,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	5.75%, 10/15/2019 (Acquired 09/22/2009; Cost $1,494,525)*	1,480,213
900,000	Ameren Corporation,
	8.875%, 05/15/2014	1,038,465

850,000	Arizona Pubic Service Senior Unsecured Notes,
	8.75%, 03/01/2019	1,030,105
747,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	807,059
	Constellation Energy Group Inc.:
5,000,000	7.00%, 04/01/2012	5,446,115
1,000,000	4.55%, 06/15/2015	1,022,676
1,700,000	DCP Midstream LLC,
	7.875%, 08/16/2010	1,743,724
	Enel Finance International: f
2,475,000	5.125%, 10/07/2019 (Acquired 09/30/2009; Cost $2,464,100)*	2,446,072
1,900,000	6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $1,894,965)*	2,000,871
750,000	Energy Transfer Partners,
	5.65%, 08/01/2012	804,257
1,000,000	Entergy Louisiana LLC,
	5.09%, 11/01/2014 (Callable 06/01/2010)	1,001,988
2,500,000	FPL Group Capital, Inc., Series D,
	7.30%, 09/01/2067 (Callable 09/01/2017) @	2,525,000
514,904	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Acquired 06/27/2006; Cost $501,189)*	523,101
	Kinder Morgan Energy Partners Senior Notes:
1,000,000	9.00%, 02/01/2019 @	1,247,702
2,250,000	6.95%, 01/15/2038	2,437,270
1,000,000	6.50%, 09/01/2039	1,027,903
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	882,000
146,739	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $155,734)*	146,851
	Korea Electric Power Corporation: f
100,000	7.75%, 04/01/2013	113,244
2,165,000	6.75%, 08/01/2027	2,274,294
1,325,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,473,279
1,500,000	National Rural Utilities Coop,
	10.375%, 11/01/2018	1,995,099
	NiSource Finance Corporation:
4,375,000	7.875%, 11/15/2010	4,542,834
3,084,000	6.15%, 03/01/2013	3,361,578
625,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	661,456
1,920,000	Pepco Holdings Inc.,
	6.45%, 08/15/2012	2,057,217
1,000,000	Plains All American Pipeline Senior Notes,
	5.625%, 12/15/2013	1,077,440
300,000	PPL Energy Supply, LLC Senior Notes,
	6.40%, 11/01/2011	320,898
	PSE&G Power LLC:
5,000,000	7.75%, 04/15/2011	5,334,000
350,000	5.00%, 04/01/2014	367,910
144,000	5.32%, 09/15/2016 (Acquired 06/27/2001; Cost $127,320)*	150,127
1,564,128	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	1,798,622
2,000,000	Rockies Express Pipeline LLC,
	5.625%, 04/15/2020 (Acquired 03/17/2010; Cost $1,998,220)*	1,969,032
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $1,397,676)*	1,458,197
7,500,000	Spectra Energy Capital,
	5.668%, 08/15/2014	8,074,620
1,000,000	Talisman Energy Inc.,
	7.75%, 06/01/2019 f	1,191,550

2,000,000	Trans-Canada Pipelines,
	6.50%, 08/15/2018 f	2,266,570
2,200,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
	8.875%, 07/15/2012	2,512,149
	Vectren Utility Holdings:
875,000	6.625%, 12/01/2011	934,902
1,100,000	5.25%, 08/01/2013	1,171,179
5,675,000	Williams Companies, Inc. Notes,
	6.375%, 10/01/2010 (Acquired 07/09/2008 through 10/28/2009; Aggregate Cost $5,720,984)*	5,779,891
		78,497,460
U.S. Government Agency Issues - 0.0%
329,870	Government National Mortgage Association (GNMA),
	6.00%, 11/20/2033	357,668
U.S. Treasury Obligations - 15.4%
	U.S. Treasury Bonds:
135,525,000	6.25%, 08/15/2023 @	162,862,968
47,875,000	5.25%, 11/15/2028 @	52,123,906
		214,986,874
	Total Long-Term Investments (Cost $1,329,541,139)	1,335,567,742

SHORT-TERM INVESTMENTS - 5.3%
Money Market Mutual Funds - 5.3%
48,709,247	Dreyfus Institutional Cash Advantage Fund, 0.11% «	48,709,247
25,000,000	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.13% «	25,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $73,709,247)	73,709,247

Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING - 15.9%
Commercial Paper - 0.2%
3,934,497	Atlantic East Funding LLC, 3.059%, 03/25/11 † **	2,431,968
	TOTAL COMMERCIAL PAPER (Cost $3,934,497)	2,431,968
Shares
Investment Companies - 15.7%
219,572,479	Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% «	219,572,479
213,713	Reserve Primary Fund † **	-
	TOTAL INVESTMENT COMPANIES (Cost $219,786,192)	219,572,479

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $223,720,689)	222,004,447
	TOTAL INVESTMENTS (Cost $1,626,971,075) - 116.9%	1,631,281,436

	Assets Relating to Securities Lending - 0.1%
	Support Agreement ** ^ α	1,502,529
	Cash Contribution from Transfer Agent/Administrator €	213,713
	TOTAL (Cost $0)	1,716,242
	Liabilities in Excess of Other Assets - (17.0)%	(237,167,057)
	TOTAL NET ASSETS - 100.0%	$1,395,830,621

*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution
	to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund,
	which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 69,911,377	$ 1,300,000	$ 71,211,377
Commercial Mortgage Backed Securities	-	88,047,300	-	88,047,300
Corporate Debt Securities	-	496,283,836	-	496,283,836
Residential Mortgage Backed Securities	-	441,014,791	-	441,014,791
Taxable Municipal Bonds	-	23,665,896	-	23,665,896
U.S. Government Agency Issues	-	357,668	-	357,668
U.S. Treasury Obligations	-	214,986,874	-	214,986,874
Total Fixed Income	-	1,334,267,742	1,300,000	1,335,567,742

Short-Term Investments
Money Market Mutual Funds	73,709,247	-	-	73,709,247
Total Short-Term Investments	73,709,247	-	-	73,709,247

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	2,431,968	-	2,431,968
Money Market Mutual Funds	219,572,479	-	-	219,572,479
Total Investments Purchased with
Cash Proceeds from Securities Lending	219,572,479	2,431,968	-	222,004,447

Total Investments	$ 293,281,726	$ 1,336,699,710	$ 1,300,000	$1,631,281,436

Assets Relating to Securities Lending Investments	213,713	1,502,529	-	1,716,242

Level 1 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 1	$ -
Transfer out of Level 1	-
Net transfers in and/or out of Level 1	$ -

* There were no transfers made out of Level 1 due to securities no longer trading on an exchange.

Level 2 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 2	$ 368,378
Transfer out of Level 2	-
Net transfers in and/or out of Level 2	$ 368,378

* There were no transfers made out of Level 2 because of a lack of observable market data due to a decrease in market activity.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$ 2,829,765
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(180,267)
Net purchases (sales)	(954,872)
Transfers in and/or out of Level 3 *	(394,626)
Balance as of March 31, 2010	$ 1,300,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Principal
Amount		Value
LONG-TERM INVESTMENTS - 97.4%
Asset Backed Securities - 6.5%
$ 84,069	American Express Credit Account Master Trust,
	Series 2005-5, Class A, 0.313%, 02/15/2013	$81,598
	Bayview Financial Acquisition Trust:
700,000	Series 2007-A, 6.205%, 05/28/2037	659,373
300,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	93,846
275,000	Capital One Multi-Asset Execution Trust,
	Series 2003-A5, Class A5, 0.61%, 07/15/2013	275,177
2,000,000	Citibank Credit Card Issuance Trust,
	Series 2009-A1, Class A1, 1.98%, 03/17/2014	2,054,919
	Countrywide Asset-Backed Certificates:
138,364	Series 2006-S2, Class A2, 5.627%, 07/25/2027	112,761
227,623	Series 2004-12, Class AF6, 4.634%, 03/25/2035	201,140
1,448,304	Series 2004-15, Class AF6, 4.613%, 04/25/2035	1,292,653
2,610,821	Series 2005-11, Class AF3, 4.778%, 02/25/2036	2,054,045
566,812	Series 2005-10, Class AF6, 4.915%, 02/25/2036	389,444
1,970,461	Series 2005-13, Class AF3, 5.43%, 04/25/2036	1,435,788
305,488	Series 2006-S9, Class A3, 5.728%, 08/25/2036	140,499
217,185	Series 2007-S1, Class A6, 5.693%, 11/25/2036	133,536
988,925	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	918,657
250,000	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	123,644
235,489	Series 2007-S2, Class A2, 5.649%, 05/25/2037	118,772
300,000	Series 2007-4, Class A3, 5.714%, 09/25/2037	188,890
1,300,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	748,902
616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	319,630
684,814	Credit-Based Asset Servicing and Security,
	Series 2005-CB3, 4.725%, 02/25/2033	677,622
6,966	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class A7, 6.265%, 04/25/2029	6,900
	GMAC Mortgage Corporation Loan Trust:
87,965	Series 2005-HE3, Class A2, 0.416%, 02/25/2036	144,382
	Green Tree Financial Corporation:
62,738	Series 1993-4, Class A5, 7.05%, 01/15/2019	63,093
21,076	Series 1997-1, Class A5, 6.86%, 03/15/2028	21,181
65,963	Series 1997-4, Class A5, 6.88%, 02/15/2029	69,312
905,903	Series 1997-5, Class A6, 6.82%, 05/15/2029	910,234
798,164	Series 1998-3, Class A5, 6.22%, 03/01/2030	786,610
334,710	Series 1998-4, Class A5, 6.18%, 04/01/2030	319,263
250,000	MBNA Master Credit Card Trust,
	Series 2002-A3, Class A3, 0.559%, 09/15/2014	248,754
48,227	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	41,746
	Renaissance Home Equity Loan Trust:
262,708	Series 2005-1, Class AF6, 4.97%, 05/25/2035	229,060
819,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	500,370
802,064	Series 2006-3, Class AF2, 5.58%, 11/25/2036	690,267
500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	254,946
300,000	Series 2007-1, Class AF3, 5.612%, 04/25/2037	153,072
1,500,000	Series 2007-2, Class AF2, 5.675%, 06/25/2037	782,595
219,518	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033	191,427
	Residential Asset Securities Corporation:
299,055	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033	224,410
200,360	Series 2003-KS9, Class AI6, 4.71%, 11/25/2033	153,899
907,252	Series 2006-EMX8, 0.351%, 10/25/2036	791,141
400,000	Stingray Pass-Thru Certificates,
	Series 2005, 5.902%, 01/12/2015 (Acquired 05/10/2007; Cost $386,381) † **	200,000
1,691,997	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035	1,286,895
		20,090,453

Commercial Mortgage Backed Securities - 7.1%
2,925,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.399%, 07/15/2044	3,031,015
3,275,000	Commercial Mortgage Pass-Through Certificates,
	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	3,385,904
1,075,000	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	1,129,041
	GE Capital Commercial Mortgage Corporation:
1,522,504	Series 2000-1, Class A2, 6.496%, 01/15/2033	1,556,832
1,610,000	Series 2003-C2, Class A4, 5.145%, 07/10/2037	1,700,608
1,350,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	1,404,564
	GMAC Commercial Mortgage Securities, Inc:
744,623	Series 2001-C1, Class A2, 6.465%, 04/15/2034	767,152
1,750,000	Series 2003-C1, Class A2, 4.079%, 05/10/2036	1,796,232
400,000	Government National Mortgage Association (GNMA),
	Series 2004-100, Class B, 4.603%, 02/16/2043	421,384
	Salomon Brothers Mortgage Securities VII:
151,107	Series 2000-C2, Class A2, 7.455%, 07/18/2033	150,934
1,737,473	Series 2001-C2, Class A3, 6.50%, 11/13/2036	1,825,683
	Wachovia Bank Commercial Mortgage Trust:
1,550,000	Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,621,849
3,000,000	Series 2005-C22, Class A4, 5.445%, 12/15/2044	3,073,391
		21,864,589
Financial - 20.1%
445,000	Abbey National Treasury Services PLC,
	3.875%, 11/10/2014 (Acquired 02/25/2010 and 03/29/2010; Cost $239,887 and $203,661, respectively)* f	442,489
825,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	925,991
1,000,000	American General Finance,
	6.90%, 12/15/2017	875,909
150,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	120,128
500,000	Bancwest Corporation,
	8.30%, 01/15/2011	506,719
200,000	BankAmerica Capital II,
	8.00%, 12/15/2026 (Callable 06/01/2010)	201,000
575,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	695,442
250,000	Bank Tokyo - Mitsubishi UFJ Ltd.,
	7.40%, 06/15/2011 f	267,025
200,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 06/01/2010)	130,734
400,000	Bear Stearns Cos., Inc., Series B,
	6.95%, 08/10/2012	443,136
1,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 f	620,000
125,000	Capital One Financial Company,
	6.15%, 09/01/2016	129,684
	CIT Group Funding:
25,058	10.25%, 05/01/2013 (Callable 06/11/2010) @	26,060
37,587	10.25%, 05/01/2014 (Callable 06/01/2010)	38,997
37,587	10.25%, 05/01/2015 (Callable 06/11/2010)	38,903
62,644	10.25%, 05/01/2016 (Callable 06/11/2010) @	64,837
87,702	10.25%, 05/01/2017 (Callable 06/11/2010)	90,772
	CIT Group, Inc.:
23,404	7.00%, 05/01/2013 (Callable 06/11/2010) @	22,760
35,106	7.00%, 05/01/2014 (Callable 06/11/2010) @	33,175
35,106	7.00%, 05/01/2015 (Callable 06/11/2010) @	32,736
558,510	7.00%, 05/01/2016 (Callable 06/11/2010)	515,225
81,914	7.00%, 05/01/2017 (Callable 06/11/2010) @	75,566

700,000	Citigroup Capital XXI,
	8.30%, 12/21/2077 (Callable 12/21/2037)	708,750
800,000	Citigroup, Inc.,
	6.01%, 01/15/2015	840,454
150,000	Corp Andina De Fomento Notes,
	7.375%, 01/18/2011 f	157,398
1,100,000	Countrywide Financial Corporation Subordinated Notes,
	6.25%, 05/15/2016	1,129,361
1,550,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f	1,669,290
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 06/01/2010)	444,690
1,000,000	First Empire Capital Trust II,
	8.277%, 06/01/2027 (Callable 06/01/2010)	906,850
383,626	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	414,485
1,100,000	First National Bank of Omaha Subordinated Notes,
	7.32%, 12/01/2010	1,109,358
1,500,000	First Tennessee Capital I, Series A,
	8.07%, 01/06/2027 (Callable 06/21/2010)	1,372,500
650,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 06/01/2010)	646,781
2,100,000	GE Global Insurance Holding Corporation,
	7.50%, 06/15/2010	2,125,271
	General Electric Capital Corporation Notes:
150,000	6.00%, 06/15/2012 @	162,572
1,150,000	5.625%, 09/15/2017 @	1,210,868
1,500,000	5.50%, 01/08/2020	1,530,398
550,000	General Motors Acceptance Corporation Notes,
	6.875%, 09/15/2011	557,648
1,627,000	Genworth Global Funding Trust,
	5.125%, 03/15/2011	1,673,125
1,785,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010; Aggregate Cost $1,841,936)*	1,830,785
	GMAC Inc.:
49,000	7.50%, 12/31/2013 (Acquired 12/21/2006 through 09/29/2008; Aggregate Cost $129,250)*	49,857
1,000,000	8.30%, 02/12/2015 (Acquired 02/09/2010; Cost $991,990)*	1,050,000
349,000	8.00%, 12/31/2018 (Acquired 12/21/2006 through 03/03/2010; Aggregate Cost $456,896)*	343,765
250,000	GMAC LLC,
	6.75%, 12/01/2014	248,426
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034	115,419
	Goldman Sachs Group, Inc.:
100,000	5.15%, 01/15/2014	106,065
1,000,000	5.95%, 01/18/2018	1,049,148
530,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 05/19/2006 and 12/23/2008; Cost $31,463 and $500,000, respectively)*	599,505
800,000	Hartford Financial Services Group,
	8.125%, 06/15/2038 (Callable 06/15/2018)	832,000
175,000	HSBC Bank PLC Subordinated Notes,
	6.95%, 03/15/2011 f	183,517
250,000	HSBC Finance Corporation,
	7.00%, 05/15/2012	272,632
550,000	Huntington National Bank Notes,
	8.00%, 04/01/2010	550,000
	Invesco Ltd.: f
1,570,000	5.625%, 04/17/2012	1,635,340
1,110,000	5.375%, 12/15/2014	1,101,548
400,000	Istar Financial, Inc.,
	5.85%, 03/15/2017	296,000
100,000	J.P. Morgan Chase Capital XV,
	5.875%, 03/15/2035	90,993

525,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	468,938
600,000	Key Bank NA,
	7.413%, 05/06/2015	613,880
1,500,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 03/10/2010; Cost $1,677,739)* f	1,673,189
100,000	Korea Development Bank,
	5.30%, 01/17/2013 f	106,159
125,000	Landesbank Baden-Wurttemberg Subordinated Notes,
	6.35%, 04/01/2012 f	135,759
	Liberty Mutual Group:
50,000	6.50%, 03/15/2035 (Acquired 09/29/2008; Cost $37,082)*	43,537
900,000	10.75%, 06/15/2058 (Callable 06/15/2038) (Acquired 05/21/2008 through 05/06/2009;
	Aggregate Cost $750,182)*	1,008,000
375,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $240,077)*	321,790
825,000	Lincoln National Corporation,
	6.05%, 04/20/2067 (Callable 04/20/2017)	686,812
1,000,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 01/05/2010; Cost $997,670)* f	975,688
	Manufacturer And Traders Trust Co.:
500,000	6.625%, 12/04/2017	535,710
265,000	5.585%, 12/28/2020 (Callable 12/28/2015) (Acquired 08/20/2009; Cost $195,763)*	243,615
1,550,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	1,603,317
700,000	MBIA Insurance Company,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $700,000)* @	490,000
150,000	MBNA Capital, Series A,
	8.278%, 12/01/2026 (Callable 06/01/2010)	151,125
	Merrill Lynch & Company:
100,000	5.00%, 02/03/2014	101,979
800,000	6.875%, 04/25/2018	862,135
500,000	7.75%, 05/14/2038	554,236
520,000	M&I Marshall & Ilsley Bank Senior Unsecured Notes,
	5.30%, 09/08/2011	518,762
	Morgan Stanley Notes:
125,000	4.25%, 05/15/2010 @	125,449
100,000	6.75%, 04/15/2011	105,565
800,000	5.625%, 01/09/2012	847,333
50,000	4.75%, 04/01/2014	51,054
125,000	6.625%, 04/01/2018	133,322
75,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	80,258
871,000	National City Bank,
	6.20%, 12/15/2011	938,748
500,000	National City Bank of Kentucky Subordinated Notes,
	6.30%, 02/15/2011	513,883
800,000	Nationwide Financial Services, Inc.,
	5.90%, 07/01/2012	838,316
100,000	Nationwide Mutual Insurance Company,
	7.875%, 04/01/2033 (Acquired 10/13/2009; Cost $90,001)*	97,465
1,659,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	1,701,616
1,550,000	Principal Life Income Funding,
	5.10%, 04/15/2014	1,624,243
950,000	Protective Life Corporation Senior Notes,
	4.30%, 06/01/2013	959,310
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047 (Callable 05/15/2027)	1,041,335
	Royal Bank of Scotland Group PLC: f
705,000	5.00%, 11/12/2013	684,891
1,528,000	5.05%, 01/08/2015	1,446,804
	Santander Financial Issuances: f
200,000	6.375%, 02/15/2011	208,890
300,000	7.25%, 11/01/2015	314,670

2,378,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	2,366,871
	SLM Corporation Senior Unsecured Notes:
100,000	5.375%, 05/15/2014	94,719
50,000	5.625%, 08/01/2033	38,581
643,000	Sovereign Bancorp, Inc.,
	8.75%, 05/30/2018	721,099
1,000,000	TD Ameritrade Holding Corporation,
	5.60%, 12/01/2019	1,010,270
900,000	Travelers Companies, Inc.,
	6.25%, 03/15/2037 (Callable 03/15/2017)	885,920
225,000	UFJ Finance Aruba AEC,
	6.75%, 07/15/2013 f @	252,229
100,000	United Mexican States,
	6.75%, 09/27/2034 f	110,000
100,000	Unitrin, Inc. Senior Unsecured Notes,
	6.00%, 05/15/2017	96,205
105,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	109,995
150,000	Westpac Banking Corporation,
	4.875%, 11/19/2019 f	148,992
100,000	Willis North America Inc.,
	5.625%, 07/15/2015	102,666
		62,057,417
Industrial - 14.1%
700,000	Acuity Brands Lighting, Inc.,
	6.00%, 12/15/2019 (Acquired 12/01/2009 and 03/29/2010; Cost $598,782 and $96,921, respectively)*	679,920
100,000	AT&T Inc.,
	5.625%, 06/15/2016	109,632
371,964	Atlas Air, Inc. Pass-Thru Certificates,
	8.707%, 01/02/2019	360,805
	British Telecommunications PLC Notes: f
1,000,000	9.125%, 12/15/2010	1,056,025
50,000	5.95%, 01/15/2018	51,330
100,000	8.625%, 12/15/2030	125,928
	Bunge Ltd. Finance Corporation Notes:
275,000	5.35%, 04/15/2014	287,046
200,000	5.10%, 07/15/2015	205,458
955,000	8.50%, 06/15/2019	1,110,200
500,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	511,992
250,000	CBS Corporation,
	7.70%, 07/30/2010	254,552
50,000	Clear Channel Communications Notes,
	5.50%, 12/15/2016	26,000
	Comcast Cable Holdings:
500,000	9.80%, 02/01/2012	567,223
275,000	7.875%, 08/01/2013	313,403
175,000	Comcast Corporation,
	6.50%, 01/15/2017	194,549
825,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	967,977
	Continental Airlines, Inc. Pass-Thru Certificates:
237,866	Series 2000-2, Class C, 8.312%, 04/02/2011	230,730
54,996	Series 1997-4, 6.90%, 01/02/2018	55,408
800,000	COX Communications Inc.,
	5.45%, 12/15/2014	864,757
	CSX Corporation:
750,000	6.25%, 04/01/2015	838,854
175,000	6.22%, 04/30/2040	176,287
425,000	Deutsche Telekom International Finance BV,
	8.75%, 06/15/2030 f	544,302
	Donnelley (R.R.) & Sons Co.:
1,250,000	8.60%, 08/15/2016	1,387,231
250,000	6.125%, 01/15/2017	250,967

366,220	Federal Express Corporation 1995 Pass-Thru Certificates, Series B2,
	7.11%, 01/02/2014 (Callable 06/21/2010)	366,678
500,000	First Data Corporation,
	9.875%, 09/24/2015 (Callable 09/30/2011) @	431,250
950,000	Fiserv, Inc.,
	6.125%, 11/20/2012	1,033,938
350,000	Georgia Pacific LLC,
	9.50%, 12/01/2011	383,250
625,000	GTE Corporation,
	8.75%, 11/01/2021	770,826
1,700,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,717,034
	Hanson PLC Notes: f
1,450,000	7.875%, 09/27/2010	1,489,691
400,000	6.125%, 08/15/2016	395,764
100,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $103,214)*	102,996
350,000	Health Management Association,
	6.125%, 04/15/2016	333,375
818,000	Historic Time Warner Inc.,
	9.125%, 01/15/2013	955,655
800,000	Humana Inc.,
	7.20%, 06/15/2018	865,078
1,114,000	International Paper Company,
	7.40%, 06/15/2014 @	1,261,501
100,000	Johnson Controls Inc.,
	5.50%, 01/15/2016	107,067
	Lafarge S.A. Senior Unsecured Notes: f
125,000	6.50%, 07/15/2016	132,339
425,000	7.125%, 07/15/2036	427,354
300,000	Martin Marietta Materials, Inc.,
	6.25%, 05/01/2037	286,090
	Masco Corporation:
350,000	6.125%, 10/03/2016 @	349,008
1,000,000	7.125%, 03/15/2020	1,010,179
250,000	Nabors Industries, Inc.,
	6.15%, 02/15/2018	266,327
350,000	New Cingular Wireless Services, Inc. Senior Notes,
	8.75%, 03/01/2031	451,924
150,000	Nextel Communications Senior Notes, Series E,
	6.875%, 10/31/2013 (Callable 06/01/2010)	146,250
50,000	Pactiv Corporation Senior Unsecured Notes,
	7.95%, 12/15/2025	55,987
200,000	PCCW-HWT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066)* f	215,499
100,000	PCCW-HKT Capital III Ltd.,
	5.25%, 07/20/2015 (Acquired 09/29/2008; Cost $86,096)* f	103,203
75,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/29/2008; Cost $73,576)* f	81,084
850,000	PEMEX Project Funding Master Trust,
	9.125%, 10/13/2010 f	891,395
1,200,000	Plum Creek Timberlands,
	5.875%, 11/15/2015	1,253,233
925,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f	1,041,150
610,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/08/2009; Aggregate Cost $541,543)* f	642,709
	Sprint Capital Corporation:
325,000	7.625%, 01/30/2011	334,344
675,000	6.90%, 05/01/2019	617,625
300,000	8.75%, 03/15/2032	278,250
225,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017	223,703
1,000,000	Teck Resources Limited,
	10.25%, 05/15/2016 (Callable 05/15/2013) f	1,190,000
	Telecom Italia Capital: f
340,000	4.95%, 09/30/2014	348,783
1,575,000	7.20%, 07/18/2036	1,590,202

	Telefonica Emisiones, S.A.U.: f
425,000	6.421%, 06/20/2016	472,141
100,000	7.045%, 06/20/2036	112,741
	Time Warner Inc.:
25,000	8.875%, 10/01/2012	28,770
92,000	6.875%, 06/15/2018	103,912
450,000	7.625%, 04/15/2031	513,954
95,000	7.70%, 05/01/2032 @	109,646
675,000	Transocean, Ltd.,
	6.80%, 03/15/2038 f	757,952
500,000	Tyco Electronics Group S.A.,
	7.125%, 10/01/2037 f	547,504
	Tyco International Finance: f
125,000	6.375%, 10/15/2011	134,679
50,000	6.00%, 11/15/2013	55,256
	United AirLines, Inc. Pass-Thru Certificates:
152,828	Series 1991-A, Class A-2, 10.02%, 03/22/2014	58,075
632,522	Series 2000-2, Class C, 7.762%, 04/29/2049 §	365,281
1,000,000	Unitedhealth Group, Inc. Senior Unsecured Notes,
	6.00%, 02/15/2018	1,067,697
488,370	US Airways Pass-Thru Trust,
	Series 1998-1, Class B, 7.35%, 01/30/2018	368,719
322,000	USX Corporation,
	9.125%, 01/15/2013	381,560
	Vale Overseas Limited: f
125,000	6.25%, 01/23/2017	135,524
100,000	8.25%, 01/17/2034	117,263
250,000	6.875%, 11/21/2036	258,638
150,000	Viacom, Inc. Senior Notes,
	6.25%, 04/30/2016	165,721
	Vodafone Group PLC: f
400,000	5.50%, 06/15/2011	419,432
125,000	5.75%, 03/15/2016	136,394
500,000	6.15%, 02/27/2037	512,141
500,000	Vulcan Materials,
	7.15%, 11/30/2037	538,033
	Wellpoint Inc.:
100,000	5.25%, 01/15/2016	105,426
75,000	5.95%, 12/15/2034	73,379
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	119,585
1,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	1,074,263
500,000	Williams Partners LP,
	6.30%, 04/15/2040 (Acquired 02/02/2010; Cost $497,005)*	496,853
1,000,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $999,690)* f	1,145,296
		43,697,152
Residential Mortgage Backed Securities - 29.1%
	Bank of America Alternative Loan Trust:
126,077	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	109,159
131,385	Series 2005-2, Class 4A1, 5.50%, 03/25/2020	124,754
244,494	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	229,671
377,748	Series 2006-2, Class 6A1, 5.50%, 03/25/2021	328,464
241,707	Series 2007-1, Class 1A1, 6.029%, 04/25/2022	200,012
107,767	Series 2006-3, Class 6A1, 6.00%, 04/25/2036	94,178
268,840	Series 2006-5, Class CB7, 6.00%, 06/25/2046	192,995
	Chase Mortgage Finance Corporation:
73,316	Series 2003-S13, Class A11, 5.50%, 11/25/2033	74,301
1,100,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036	869,072
95,256	Citicorp Mortgage Securities, Inc.,
	Series 2004-4, Class A5, 5.50%, 06/25/2034	94,435
	Citigroup Mortgage Loan Trust, Inc.:
156,975	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	149,838
448,579	Series 2005-9, Class 22A2, 6.00%, 11/25/2035	321,168
	Countrywide Alternative Loan Trust:
639,663	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	584,496
1,478,730	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	1,137,929
177,269	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	150,236
1,300,000	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	1,002,000
394,491	Series 2006-J2, Class A3, 6.00%, 04/25/2036	305,291
1,358,818	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	916,466

76,957	CS First Boston Mortgage Securities Corporation,
	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	72,804
95,832	Deutsche Alternative Securities Inc. Mortgage,
	Series 2005-4, Class A2, 5.05%, 09/25/2035	94,330
334,016	Deutsche Securities Inc. Mortgage,
	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021	261,720
	Federal Gold Loan Mortgage Corporation (FGLMC):
364,553	5.00%, 12/01/2020	388,238
652,621	5.00%, 05/01/2021	695,024
130,503	6.00%, 06/01/2021	141,102
104,598	6.50%, 12/01/2028	115,451
49,568	6.50%, 06/01/2029	54,711
2,522,491	5.50%, 04/01/2037	2,666,642
2,411,273	5.50%, 05/01/2038	2,549,069
	Federal Home Loan Mortgage Corporation (FHLMC):
281,226	Series 3122, Class VA, 6.00%, 01/15/2017	298,716
2,478,711	Series R010, Class VA, 5.50%, 04/15/2017	2,665,729
1,189,921	Series R010, Class AB, 5.50%, 12/15/2019	1,244,413
12,381	Series 1053, Class G, 7.00%, 03/15/2021	13,681
26,156	Series 136, Class E, 6.00%, 04/15/2021	28,065
225,365	Series 2804, Class VC, 5.00%, 07/15/2021	239,555
20,293	Series 1122, Class G, 7.00%, 08/15/2021	22,271
51,300	Series 1186, Class I, 7.00%, 12/15/2021	51,277
99,238	Series 3132, Class MA, 5.50%, 12/15/2023	102,841
	Federal National Mortgage Association (FNMA):
2,403,475	5.00%, 11/01/2021	2,564,892
1,331,368	5.50%, 03/01/2023	1,415,208
554,614	5.50%, 07/01/2023	589,539
779,794	5.50%, 12/01/2023	828,900
188,171	6.00%, 03/01/2026	201,155
1,048,077	5.00%, 05/01/2028	1,090,251
85,159	6.50%, 09/01/2028	94,088
172,246	6.50%, 02/01/2029	190,308
125,271	5.50%, 01/01/2032	132,867
5,937,892	5.50%, 04/01/2034	6,301,677
3,578,972	5.50%, 04/01/2034	3,787,464
288,578	5.50%, 09/01/2034	305,626
146,991	5.50%, 02/01/2035	155,675
4,200,241	5.50%, 02/01/2035	4,448,382
5,653,657	5.00%, 04/01/2035	5,857,291
12,645,381	5.00%, 02/01/2036	13,081,086
11,945,728	5.50%, 04/01/2036	12,629,055
1,434,220	6.00%, 08/01/2037	1,514,693
11,115	Series 1989-94, Class G, 7.50%, 12/25/2019	12,421
43,002	Series 1990-15, Class J, 7.00%, 02/25/2020	47,679
8,748	Series 1991-21, Class J, 7.00%, 03/25/2021	9,638
172,805	Series 1991-43, Class J, 7.00%, 05/25/2021	190,912
217,326	Series 1991-65, Class Z, 6.50%, 06/25/2021	235,656
323,373	Series 1992-129, Class L, 6.00%, 07/25/2022	341,058
774,234	Series 2003-33, Class LD, 4.25%, 09/25/2022	802,529
66,981	Series 1993-32, Class H, 6.00%, 03/25/2023	72,081
353,787	Series 1993-58, Class H, 5.50%, 04/25/2023	378,917
1,407,557	Series 2002-85, Class PD, 5.50%, 05/25/2031	1,464,463
27,531	Series 2003-44, Class AB, 3.75%, 05/25/2033	28,246
714,073	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	745,425
689,070	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	708,988
231,563	Series 2004-W10, Class A24, 5.00%, 08/25/2034	239,088
1,500,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	1,565,859

	First Horizon Alternative Mortgage Securities:
713,418	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	626,024
1,615,314	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	942,390
	Government National Mortgage Association (GNMA):
372,975	6.00%, 12/20/2028	108,095
99,452	6.50%, 01/20/2029	42,238
422,745	Series 2003-2, Class PB, 5.50%, 03/20/2032	444,328
38,258	6.00%, 11/20/2033	95,378
	J.P. Morgan Alternative Loan Trust:
1,999,220	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	1,738,384
230,602	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036	146,067
300,000	Series 2006-S3, Class A3A, 6.00%, 08/25/2036	201,644
	J.P. Morgan Mortgage Trust:
850,000	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037	635,811
1,250,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037	961,250
	Master Alternative Loans Trust:
662,299	Series 2004-1, Class 1A1, 5.00%, 01/25/2019	632,288
780,568	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	757,366
145,562	Series 2003-5, Class 6A1, 6.00%, 08/25/2033	125,501
205,078	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	192,020
188,384	Residential Accredit Loans, Inc.,
	Series 2005-QS2, Class A1, 5.50%, 02/25/2035	157,952
	Washington Mutual, Inc. Pass-Thru Certificates:
263,045	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	264,278
231,245	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019	232,185
467,471	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	467,252
145,192	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019	146,136
236,120	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	237,891
256,654	Wells Fargo Alternative Loan Trust,
	Series 2007-PA1, Class A4, 6.00%, 03/25/2037	174,397
		89,950,096
Taxable Municipal Bonds - 1.4%
2,000,000	California State,
	5.50%, 03/01/2016	2,033,140
85,000	Richmond California Joint Powers Financing Authority Tax Allocation,
	7.35%, 09/01/2010	85,835
2,610,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	2,214,506
45,046	Tobacco Settlement Financing Corporation,
	Series 2001-A, Class A, 6.36%, 05/15/2025	44,557
		4,378,038
Utilities - 7.6%
500,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	5.75%, 10/15/2019 (Acquired 09/22/2009; Cost $498,175)*	493,404
1,200,000	Ameren Corporation,
	8.875%, 05/15/2014	1,384,620
450,000	Appalachian Power Company Senior Unsecured Notes,
	6.70%, 08/15/2037	487,753
1,150,000	Arizona Pubic Service Senior Unsecured Notes,
	8.75%, 03/01/2019	1,393,671
750,000	Constellation Energy Group Inc.,
	4.55%, 06/15/2015	767,007
500,000	Encana Corporation,
	6.50%, 05/15/2019 f	557,675
500,000	Enel Finance International,
	6.80%, 09/15/2037 (Acquired 09/13/2007 and 09/29/2008; Cost $398,940 and $99,957, respectively)* f	526,545
	Energy Transfer Partners:
150,000	5.65%, 08/01/2012	160,851
125,000	6.125%, 02/15/2017	134,343
1,000,000	Entergy Gulf States Inc.,
	5.25%, 08/01/2015 (Callable 06/01/2010)	997,757
	Exelon Corporation Senior Unsecured Notes:
100,000	4.90%, 06/15/2015	104,224
225,000	5.625%, 06/15/2035	208,943
1,000,000	FPL Group Capital, Inc., Series D,
	7.30%, 09/01/2067 (Callable 09/01/2017) @	1,010,000

396,080	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 06/21/2010) (Acquired 11/21/2008; Cost $381,807)*	402,385
	Kinder Morgan Energy Partners Senior Notes:
100,000	6.50%, 02/01/2037	102,430
350,000	6.95%, 01/15/2038	379,131
535,000	Kinder Morgan Finance,
	5.70%, 01/05/2016 f	524,300
48,913	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $51,911)*	48,950
115,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	120,805
1,000,000	Marathon Oil Corporation Senior Unsecured Notes,
	7.50%, 02/15/2019	1,174,604
225,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	250,180
	National Rural Utilities:
200,000	7.25%, 03/01/2012	220,001
600,000	10.375%, 11/01/2018	798,040
125,000	8.00%, 03/01/2032	148,924
	Nisource Finance Corporation:
100,000	7.875%, 11/15/2010	103,836
536,000	6.15%, 03/01/2013	584,243
1,583,000	5.40%, 07/15/2014	1,669,376
800,000	ONEOK, Inc. Senior Notes,
	7.125%, 04/15/2011	846,664
475,000	Pepco Holdings, Inc., Senior Notes,
	6.125%, 06/01/2017	497,089
1,700,000	PPL Energy Supply LLC Senior Unsecured Notes,
	6.20%, 05/15/2016	1,823,687
1,000,000	PPL Energy Supply, LLC Bonds, Series A,
	5.70%, 10/15/2015	1,057,611
577,000	PSE&G Power LLC,
	5.32%, 09/15/2016 (Acquired 06/27/2001 and 08/17/2009; Cost $145,445 and $390,444, respectively)*	601,550
500,000	Public Service Company Of New Mexico,
	7.95%, 05/15/2018	521,646
284,387	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	327,022
300,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $299,502)*	312,471
1,100,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,184,278
800,000	Verizon New York Inc., Series A,
	6.875%, 04/01/2012	871,080
	Williams Companies Inc. Notes:
511,000	7.875%, 09/01/2021	601,661
59,000	7.50%, 01/15/2031	64,828
75,000	7.75%, 06/15/2031	84,137
		23,547,722

U.S Treasury Obligations - 11.5%
	U.S. Treasury Bonds:
5,000,000	2.375%, 03/31/2016	4,835,940
18,550,000	6.25%, 08/15/2023 @	22,291,887
7,950,000	5.25%, 11/15/2028 @	8,655,563
		35,783,390
	TOTAL LONG-TERM INVESTMENTS (Cost $293,738,794)	301,368,857

SHORT-TERM INVESTMENTS - 3.1%
Money Market Mutual Funds - 3.1%
5,063,043	Dreyfus Institutional Cash Advantage Fund, 0.11% «	5,063,043
4,560,422	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.13% «	4,560,422
	TOTAL SHORT-TERM INVESTMENTS (Cost $9,623,465)	9,623,465

Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING - 10.7%
Commercial Paper - 0.1%
357,650	Atlantic East Funding LLC, 3.059%, 03/25/2011 † **	221,069
	TOTAL COMMERCIAL PAPER (Cost $357,650)	221,069

Shares
Investment Companies - 10.6%
32,909,340	Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% «	32,909,340
45,992	Reserve Primary Fund † **	-
	TOTAL INVESTMENT COMPANIES (Cost $32,955,332)	32,909,340

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $33,312,982)	33,130,409
	TOTAL INVESTMENTS (Cost $336,675,241) - 111.2%	344,122,731

	Assets Relating to Securities Lending - 0.1%
	Support Agreement ** ^ α	136,581
	Cash Contribution from Transfer Agent/Administrator €	45,992
	TOTAL (Cost $0)	182,573
	Liabilities in Excess of Other Assets - (11.3)%	(34,878,623)
	TOTAL NET ASSETS - 100.0%	$309,426,681

*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2010.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution
	to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund,
	which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$ -	$ 19,890,453	$ 200,000	$ 20,090,453
Commercial Mortgage Backed Securities	-	21,864,589	-	21,864,589
Corporate Debt Securities	-	129,302,291	-	129,302,291
Residential Mortgage Backed Securities	-	89,950,096	-	89,950,096
Taxable Municipal Bonds	-	4,378,038	-	4,378,038
U.S. Treasury Obligations	-	35,783,390	-	35,783,390
Total Fixed Income	-	301,168,857	200,000	301,368,857

Short-Term Investments
Money Market Mutual Funds	9,623,465	-	-	9,623,465
Total Short-Term Investments	9,623,465	-	-	9,623,465

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	221,069	-	221,069
Money Market Mutual Funds	32,909,340	-	-	32,909,340
Total Investments Purchased with
Cash Proceeds from Securities Lending	32,909,340	221,069	-	33,130,409

Total Investments	$ 42,532,805	$ 301,389,926	$ 200,000	$ 344,122,731

Assets Relating to Securities Lending Investments	45,992	136,581	-	182,573

Level 1 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 1	$ -
Transfer out of Level 1	-
Net transfers in and/or out of Level 1	$ -

* There were no transfers made out of Level 1 due to securities no longer trading on an exchange.

Level 2 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 2	$ 368,719
Transfer out of Level 2	-
Net transfers in and/or out of Level 2	$ 368,719

* There were no transfers made out of Level 2 because of a lack of observable market data due to a decrease in market activity.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$ 812,848
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(38,794)
Net purchases (sales)	(205,491)
Transfers in and/or out of Level 3 *	(368,563)
Balance as of March 31, 2010	$ 200,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird LargeCap Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.9%
	Aerospace & Defense - 1.8%
4,119	ITT Industries, Inc.	$220,820
1,337	Precision Castparts Corp.	169,411
		390,231
	Air Freight & Logistics - 2.4%
9,057	C.H. Robinson Worldwide, Inc.	505,833
	Auto Components - 0.8%
5,265	Johnson Controls, Inc.	173,692
	Biotechnology - 1.6%
7,587	Gilead Sciences, Inc.*	345,057
	Capital Markets - 6.0%
3,295	The Goldman Sachs Group, Inc.	562,226
9,616	State Street Corporation	434,066
5,264	T. Rowe Price Group, Inc.	289,152
		1,285,444
	Chemicals - 3.9%
5,955	Ecolab, Inc.	261,722
7,038	Praxair, Inc.	584,154
		845,876
	Commercial Banks - 1.5%
10,675	Wells Fargo & Company	332,206
	Commercial Services & Supplies - 1.4%
11,310	Iron Mountain Incorporated*	309,894
	Communications Equipment - 6.2%
19,475	Juniper Networks, Inc.* @	597,493
6,700	QUALCOMM Incorporated	281,333
6,075	Research In Motion Limited* f @	449,246
		1,328,072
	Computers & Peripherals - 7.0%
1,408	Apple Inc.*	330,781
29,681	EMC Corporation*	535,445
11,825	Hewlett-Packard Company	628,499
		1,494,725
	Diversified Financial Services - 1.7%
8,134	J.P. Morgan Chase & Co.	363,997
	Electrical Equipment - 5.8%
20,725	ABB Limited - ADR f	452,634
15,532	Emerson Electric Company	781,881
		1,234,515
	Electronic Equipment, Instruments & Components - 4.4%
10,750	Agilent Technologies, Inc.*	369,692
28,548	Corning Incorporated	576,955
		946,647
	Energy Equipment & Services - 1.6%
3,950	Cameron International Corporation*	169,297
2,662	Schlumberger Limited f	168,931
		338,228
	Food & Staples Retailing - 1.4%
10,471	Sysco Corporation	308,895
	Health Care Equipment & Supplies - 5.0%
12,491	Baxter International, Inc.	726,976
6,100	Stryker Corporation	349,042
		1,076,018

	Health Care Providers & Services - 4.0%
6,350	Express Scripts, Inc.*	646,176
6,200	UnitedHealth Group Incorporated	202,554
		848,730
	Hotels, Restaurants & Leisure - 0.7%
7,650	International Game Technology	141,143
	Internet & Catalog Retail - 1.0%
1,533	Amazon.com, Inc.* @	208,074
	Internet Software & Services - 3.5%
7,775	Akamai Technologies, Inc.* @	244,212
875	Google, Inc. - Class A* @	496,134
		740,346
	IT Services - 3.0%
6,275	Cognizant Technology Solutions Corporation - Class A*	319,899
1,225	MasterCard, Inc. - Class A	311,150
		631,049
	Life Sciences Tools & Services - 2.1%
8,596	Thermo Fisher Scientific, Inc.*	442,178
	Machinery - 4.6%
8,192	Danaher Corporation	654,623
7,059	Illinois Tool Works, Inc.	334,314
		988,937
	Media - 1.3%
6,175	Scripps Networks Interactive - Class A	273,861
	Metals & Mining - 1.3%
2,475	POSCO - ADR f @	289,600
	Multiline Retail - 3.6%
4,860	Kohl's Corporation*	266,231
9,445	Target Corporation	496,807
		763,038
	Oil, Gas & Consumable Fuels - 3.6%
6,010	Anadarko Petroleum Corporation	437,708
8,125	Southwestern Energy Company*	330,850
		768,558
	Personal Products - 1.7%
5,565	The Estee Lauder Companies Inc. - Class A	361,002
	Pharmaceutical - 2.7%
8,700	Allergan, Inc.	568,284
	Semiconductors & Semiconductor Equipment - 3.2%
17,890	Altera Corporation @	434,906
7,532	Broadcom Corporation - Class A*	249,912
		684,818
	Software - 4.8%
13,030	Adobe Systems, Incorporated*	460,871
5,125	McAfee Inc.*	205,666
4,975	Salesforce.com, Inc.* @	370,389
		1,036,926
	Specialty Retail - 3.6%
9,875	O 'Reilly Automotive, Inc.* @	411,886
15,004	Staples, Inc.	350,944
		762,830
	Trading Companies & Distributors - 1.7%
7,772	Fastenal Company @	372,978
	TOTAL COMMON STOCKS (Cost $16,894,911)	21,161,682

	SHORT-TERM INVESTMENTS - 1.1%
	Money Market Mutual Fund - 1.1%
243,828	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.13% «	243,828
	TOTAL SHORT-TERM INVESTMENTS (Cost $243,828)	243,828

	Principal Amount
		INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
		SECURITIES LENDING - 18.2%
		Commercial Paper - 0.6%
	207,260	Atlantic East Funding LLC, 3.059%, 03/25/11 † **	128,110
		TOTAL COMMERCIAL PAPER (Cost $207,260)	128,110
	Shares
		Investment Companies - 17.6%
	3,756,198	Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% «	3,756,198
	7,123	Reserve Primary Fund † **	-
		TOTAL INVESTMENT COMPANIES (Cost $3,763,321)	3,756,198

		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $3,970,581)	3,884,308
		TOTAL INVESTMENTS (Cost $21,109,320) - 118.2%	25,289,818

		Assets Relating to Securities Lending - 0.4%
		Support Agreement *α **	79,150
		Cash Contribution from Transfer Agent/Administrator €	7,123
		TOTAL (Cost $0)	86,273
		Liabilities in Excess of Other Assets - (18.6)%	(3,979,003)
		TOTAL NET ASSETS - 100.0%	$21,397,088

*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2010.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution
	to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund,
	which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Aerospace & Defense	$ 390,231	$ -	$ -	$ 390,231
Air Freight & Logistics	505,833	-	-	505,833
Auto Components	173,692	-	-	173,692
Biotechnology	345,057	-	-	345,057
Capital Markets	1,285,444	-	-	1,285,444
Chemicals	845,876	-	-	845,876
Commercial Banks	332,206	-	-	332,206
Commercial Services & Supplies	309,894	-	-	309,894
Communications Equipment	1,328,072	-	-	1,328,072
Computers & Peripherals	1,494,725	-	-	1,494,725
Diversified Financial Services	363,997	-	-	363,997
Electrical Equipment	1,234,515	-	-	1,234,515
Electronic Equipment, Instruments & Components	946,647	-	-	946,647
Energy Equipment & Services	338,228	-	-	338,228
Food & Staples Retailing	308,895	-	-	308,895
Health Care Equipment & Supplies	1,076,018	-	-	1,076,018
Health Care Providers & Services	848,730	-	-	848,730
Hotels, Restaurants & Leisure	141,143	-	-	141,143
Internet & Catalog Retail	208,074	-	-	208,074
Internet Software & Services	740,346	-	-	740,346
IT Services	631,049	-	-	631,049
Life Science Tools & Services	442,178	-	-	442,178
Machinery	988,937	-	-	988,937
Media	273,861	-	-	273,861
Metals & Mining	289,600	-	-	289,600
Multiline Retail	763,038	-	-	763,038
Oil, Gas & Consumable Fuels	768,558	-	-	768,558
Personal Products	361,002			361,002
Pharmaceutical	568,284	-	-	568,284
Semiconductor & Semiconductor Equipment	684,818	-	-	684,818
Software	1,036,926	-	-	1,036,926
Specialty Retail	762,830	-	-	762,830
Trading Companies & Distributors	372,978	-	-	372,978
Total Equity	21,161,682	-	-	21,161,682

Short-Term Investments
Money Market Mutual Fund	243,828	-	-	243,828
Total Short-Term Investments	243,828	-	-	243,828

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	128,110	-	128,110
Money Market Mutual Funds	3,756,198	-	-	3,756,198
Total Investments Purchased with
Cash Proceeds from Securities Lending	3,756,198	128,110	-	3,884,308

Total Investments	$ 25,161,708	$ 128,110	$ -	$ 25,289,818

Assets Relating to Securities Lending Investments	7,123	79,150	-	86,273

Level 1 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 1	$ -
Transfer out of Level 1	-
Net transfers in and/or out of Level 1	$ -

* There were no transfers made out of Level 1 due to securities no longer trading on an exchange.

Level 2 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 2	$ -
Transfer out of Level 2	-
Net transfers in and/or out of Level 2	$ -

* There were no transfers made out of Level 2 because of a lack of observable market data due to a decrease in market activity.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$ 37,834
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(6,008)
Net purchases (sales)	(31,826)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2010	$ -

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Baird MidCap Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.7%
	Air Freight & Logistics - 0.9%
7,154	Expeditors International of Washington, Inc.	$264,126
	Capital Markets - 3.8%
12,571	Eaton Vance Corporation	421,631
3,588	Greenhill & Co., Inc.	294,539
18,225	Invesco Limited f	399,310
		1,115,480
	Chemicals - 2.9%
6,276	Airgas, Inc.	399,279
10,079	Ecolab, Inc.	442,972
		842,251
	Commercial Services & Supplies - 2.2%
11,458	Iron Mountain Incorporated*	313,949
5,865	Stericycle, Inc.* @	319,642
		633,591
	Communications Equipment - 2.9%
5,582	F5 Networks, Inc.* @	343,349
16,625	Plantronics, Inc. @	520,030
		863,379
	Computers & Peripherals - 2.6%
23,574	NetApp, Inc.* @	767,569
	Construction & Engineering - 1.2%
12,798	Foster Wheeler Ltd* f	347,338
	Containers & Packaging - 1.8%
13,497	AptarGroup, Inc.	531,107
	Electrical Equipment - 3.7%
13,225	Baldor Electric Company @	494,615
10,202	Roper Industries, Inc.	590,084
		1,084,699
	Electronic Equipment, Instruments & Components - 4.0%
8,610	Dolby Laboratories, Inc.* @	505,149
19,050	Plexus Corp.*	686,372
		1,191,521
	Energy Equipment & Services - 4.0%
13,732	Cameron International Corporation* @	588,553
9,353	Oceaneering International, Inc.* @	593,822
		1,182,375
	Food Products - 1.4%
10,517	McCormick & Co, Incorporated @	403,432
	Health Care Equipment & Supplies - 7.6%
15,550	CareFusion Corporation*	410,987
18,175	NuVasive, Inc.* @	821,510
7,625	ResMed Inc.* @	485,331
15,025	Thoratec Corporation* @	502,586
		2,220,414
	Health Care Providers & Services - 1.5%
18,775	PSS World Medical, Inc.* @	441,400

	Health Care Technology - 1.3%
18,101	MedAssets Inc.*	380,121
	Hotels Restaurants & Leisure - 3.1%
12,743	Buffalo Wild Wings Inc.* @	613,066
6,950	WMS Industries Inc.* @	291,483
		904,549
	Household Products - 2.6%
11,393	Church & Dwight Co., Inc.	762,761
	Internet Software & Services - 2.1%
19,750	Akamai Technologies, Inc.* @	620,347
	IT Services - 4.7%
11,294	Alliance Data Systems Corporation* @	722,703
14,531	Global Payments Inc. @	661,887
		1,384,590
	Life Sciences Tools & Services - 5.6%
20,076	ICON PLC - ADR* f	530,007
12,194	Life Technologies Corporation*	637,380
4,400	Mettler-Toledo International Inc.*	480,480
		1,647,867
	Machinery - 4.7%
6,445	Bucyrus International, Inc. - Class A	425,305
15,288	Harsco Corporation	488,299
10,888	Wabtec Corporation	458,603
		1,372,207
	Media - 3.6%
16,900	Lamar Advertising Co. - Class A* @	580,515
10,975	Scripps Networks Interactive - Class A	486,741
		1,067,256
	Multiline Retail - 1.3%
23,800	99 Cents Only Stores* @	387,940
	Oil & Gas - 1.5%
11,725	Cabot Oil & Gas Corporation @	431,480
	Personal Products - 1.2%
5,625	The Estee Lauder Companies Inc. - Class A @	364,894
	Professional Services - 1.8%
9,475	Manpower Inc.	541,212
	Road & Rail - 1.6%
12,895	J.B. Hunt Transport Services, Inc. @	462,673
	Semiconductors & Semiconductor Equipment - 3.8%
19,288	Microchip Technology Incorporated @	543,150
17,682	Varian Semiconductor Equipment Associates, Inc.*	585,628
		1,128,778
	Software - 5.6%
15,100	ANSYS, Inc.*	651,414
8,650	McAfee Inc.*	347,124
8,833	Salesforce.com, Inc.* @	657,617
		1,656,155
	Specialty Retail - 7.7%
19,881	Dick's Sporting Goods, Inc.* @	519,093
17,575	O 'Reilly Automotive, Inc.* @	733,053
11,508	Tractor Supply Company* @	668,039
9,349	Urban Outfitters, Inc.* @	355,543
		2,275,728
	Trading Companies & Distributors - 3.0%
12,201	Fastenal Company @	585,526
5,325	Watsco, Inc. @	302,886
		888,412
	TOTAL COMMON STOCKS (Cost $21,622,291)	28,165,652

		SHORT-TERM INVESTMENTS - 4.3%
		Money Market Mutual Funds - 4.3%
	868,181	Dreyfus Institutional Cash Advantage Fund, 0.11% «	868,181
	410,000	Short-Term Investment Company Liquid Assets Portfolio - AIM Fund, 0.13% «	410,000
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,278,181)	1,278,181

	Principal Amount
		INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
		SECURITIES LENDING - 40.6%
		Commercial Paper - 0.6%
	291,761	Atlantic East Funding LLC, 3.059%, 03/25/11 † **	180,341
		TOTAL COMMERCIAL PAPER (Cost $291,761)	180,341
	Shares
		Investment Companies - 40.0%
	11,765,914	Mount Vernon Securities Lending Trust Prime Portfolio, 0.24% «	11,765,914
	8,607	Reserve Primary Fund † **	-
		TOTAL INVESTMENT COMPANIES (Cost $11,774,521)	11,765,914

		Total Investments Purchased With Cash Proceeds From
		Securities Lending (Cost $12,066,282)	11,946,255
		TOTAL INVESTMENTS (Cost $34,966,754) - 140.6%	41,390,088

		Assets Relating to Securities Lending - 0.4%
		Support Agreement *α **	111,420
		Cash Contribution from Transfer Agent/Administrator €	8,607
		TOTAL (Cost $0)	120,027
		Liabilities in Excess of Other Assets - (41.0)%	(12,081,511)
		TOTAL NET ASSETS - 100.0%	$29,428,604

*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2010.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with
	the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount),
	which investment was made by the Fund's securities lending agent.
€	Pursuant to a loss reimbursement agreement, the Advisor's transfer agent and administrator made a cash contribution
	to the Fund to cover anticipated losses realized from the Fund's ownership of shares of the Reserve Primary Fund,
	which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Air Freight & Logistics	$ 264,126	$ -	$ -	$ 264,126
Capital Markets	1,115,480	-	-	1,115,480
Chemicals	842,251	-	-	842,251
Commercial Services & Supplies	633,591	-	-	633,591
Communications Equipment	863,379	-	-	863,379
Computers & Peripherals	767,569	-	-	767,569
Construction & Engineering	347,338	-	-	347,338
Containers & Packaging	531,107	-	-	531,107
Electrical Equipment	1,084,699	-	-	1,084,699
Electronic Equipment, Instruments & Components	1,191,521	-	-	1,191,521
Energy Equipment & Services	1,182,375	-	-	1,182,375
Food Products	403,432	-	-	403,432
Health Care Equipment & Supplies	2,220,414	-	-	2,220,414
Health Care Providers & Services	441,400	-	-	441,400
Health Care Technology	380,121	-	-	380,121
Hotels Restaurants & Leisure	904,549	-	-	904,549
Household Products	762,761	-	-	762,761
Internet Software & Services	620,347	-	-	620,347
IT Services	1,384,590	-	-	1,384,590
Life Sciences Tools & Services	1,647,867	-	-	1,647,867
Machinery	1,372,207	-	-	1,372,207
Media	1,067,256	-	-	1,067,256
Multiline Retail	387,940	-	-	387,940
Oil & Gas	431,480	-	-	431,480
Personal Products	364,894	-	-	364,894
Professional Services	541,212	-	-	541,212
Road & Rail	462,673	-	-	462,673
Semiconductor & Semiconductor Equipment	1,128,778	-	-	1,128,778
Software	1,656,155	-	-	1,656,155
Specialty Retail	2,275,728	-	-	2,275,728
Trading Companies & Distributors	888,412	-	-	888,412
Total Equity	28,165,652	-	-	28,165,652

Short-Term Investments
Money Market Mutual Funds	1,278,181	-	-	1,278,181
Total Short-Term Investments	1,278,181	-	-	1,278,181

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	-	180,341	-	180,341
Money Market Mutual Funds	11,765,914	-	-	11,765,914
Total Investments Purchased with
Cash Proceeds from Securities Lending	11,765,914	180,341	-	11,946,255

Total Investments	$ 41,209,747	$ 180,341	$ -	$ 41,390,088

Assets Relating to Securities Lending Investments	8,607	111,420	-	120,027

Level 1 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 1	$ -
Transfer out of Level 1	-
Net transfers in and/or out of Level 1	$ -

* There were no transfers made out of Level 1 due to securities no longer trading on an exchange.

Level 2 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 2	$ -
Transfer out of Level 2	-
Net transfers in and/or out of Level 2	$ -

* There were no transfers made out of Level 2 because of a lack of observable market data due to a decrease in market activity.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2009	$ 45,716
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(7,260)
Net purchases (sales)	(38,456)
Transfers in and/or out of Level 3 *	-
Balance as of March 31, 2010	$ -

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

RiverFront Long-Term Growth Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 41.3%
	Aerospace & Defense - 3.2%
9,929	Esterline Technologies Corporation*	$490,790
3,777	L-3 Communications Holdings, Inc.	346,087
4,843	Lockheed Martin Corporation	403,034
5,390	United Technologies Corporation	396,758
		1,636,669
	Capital Markets - 0.9%
2,716	Affiliated Managers Group, Inc.*	214,564
1,362	The Goldman Sachs Group, Inc.	232,398
		446,962
	Chemicals - 1.4%
5,707	The Scotts Miracle-Gro Company - Class A	264,520
8,577	Sensient Technologies Corporation	249,248
3,487	Sigma-Aldrich Corporation	187,112
		700,880
	Commercial Banks - 1.2%
4,616	Cullen/Frost Bankers, Inc.	257,573
23,260	Valley National Bancorp	357,506
		615,079
	Commercial Services & Supplies - 0.5%
4,308	Manpower Inc.	246,073
	Communications Equipment - 1.9%
23,037	Cisco Systems, Inc.*	599,653
7,817	Harris Corporation	371,229
		970,882
	Computers & Peripherals - 2.3%
2,160	Apple Inc.*	507,449
4,642	Hewlett-Packard Company	246,722
3,536	International Business Machines Corporation (IBM)	453,492
		1,207,663
	Containers & Packaging - 0.8%
8,122	Ball Corporation	433,552
	Distributors - 0.6%
8,448	WESCO International, Inc.*	293,230
	Diversified Financial Services - 2.0%
15,735	Bank of America Corporation	280,870
11,190	J.P. Morgan Chase & Co.	500,753
12,170	NASDAQ OMX Group, Inc.*	257,030
		1,038,653
	Electrical Equipment - 1.1%
11,643	Cooper Industries PLC - Class A f	558,165
	Energy Equipment & Services - 1.6%
15,109	Diana Shipping Inc.* f	228,448
9,660	Hornbeck Offshore Services, Inc.*	179,386
11,230	Superior Energy Services, Inc.*	236,055
2,132	Transocean Ltd.* f	184,162
		828,051
	Food & Staples Retailing - 1.6%
7,553	CVS Caremark Corporation	276,138
3,786	NIKE, Inc. - Class B	278,271
4,602	Wal-Mart Stores, Inc.	255,871
		810,280

	Food Products - 0.9%
10,260	H.J. Heinz Company	467,959
	Health Care Providers & Services - 3.3%
6,201	DaVita, Inc.*	393,143
1,873	Express Scripts, Inc.*	190,597
5,938	Henry Schein, Inc.*	349,748
2,428	Johnson & Johnson	158,306
3,789	Laboratory Corporation of America Holdings*	286,865
14,044	PSS World Medical, Inc.*	330,174
		1,708,833
	Hotels, Restaurants & Leisure - 1.0%
5,399	Darden Restaurants, Inc.	240,472
9,635	Penn National Gaming, Inc.*	267,853
		508,325
	Insurance - 1.5%
15,618	HCC Insurance Holdings, Inc.	431,057
19,028	The Progressive Corporation*	363,244
		794,301
	IT Services - 0.8%
7,581	Fiserv, Inc.*	384,812
	Leisure Equipment & Products - 0.6%
7,473	Hasbro, Inc.	286,066
	Machinery - 1.0%
7,793	Dover Corporation	364,323
3,522	Illinois Tool Works, Inc.	166,802
		531,125
	Media - 1.3%
9,792	DIRECTV - Class A*	331,068
9,183	Dreamworks Animation SKG, Inc.*	361,718
		692,786
	Multiline Retail - 0.7%
6,262	Dollar Tree, Inc.*	370,836
	Office Electronics - 0.6%
10,075	Zebra Technologies Corporation - Class A*	298,220
	Oil & Gas - 3.1%
3,222	Chevron Corporation	244,324
5,092	Cimarex Energy Co.	302,363
3,753	Exxon Mobil Corporation	251,376
10,577	Forest Oil Corporation*	273,098
6,424	ONEOK, Inc.	293,256
5,368	XTO Energy, Inc.	253,262
		1,617,679
	Pharmaceuticals - 2.7%
8,404	Abbott Laboratories	442,723
12,607	Bristol-Myers Squibb Company	336,607
11,256	Merck & Co., Inc.	420,411
7,521	PerkinElmer, Inc.	179,752
		1,379,493
	Real Estate Investment Trusts - 1.0%
9,740	Highwoods Properties, Inc.	309,050
10,107	Weingarten Realty Investors	217,907
		526,957
	Semiconductors & Semiconductor Equipment - 0.9%
12,713	Intel Corporation	282,991
11,276	Skyworks Solutions, Inc.*	175,906
		458,897
	Software - 1.3%
11,779	Amdocs Limited* f	354,666
6,536	Sybase, Inc.*	304,708
		659,374

		Specialty Retail - 0.7%
	9,018	Best Buy Co., Inc.	383,626
		Tobacco - 0.5%
	5,386	Philip Morris International Inc.	280,934
		Wireless Telecommunication Services - 0.3%
	44,108	Sprint Nextel Corporation*	167,610
		TOTAL COMMON STOCKS (Cost $18,261,063)	21,303,972

		EXCHANGE-TRADED FUNDS - 55.4%
		Commodity - 3.6%
	18,427	PowerShares DB Agriculture Fund*	446,671
	25,731	PowerShares DB Base Metals Fund*	579,205
	35,833	PowerShares DB Commodity Index Tracking Fund*	842,792
			1,868,668
		Emerging Markets - 12.2%
	4,562	iShares MSCI All Country Asia ex-Japan Index Fund	258,757
	8,894	iShares MSCI Chile Investable Market Index Fund	488,636
	16,306	iShares MSCI Emerging Markets Index	686,809
	11,975	iShares S&P Latin American 40 Index Fund	578,033
	100,842	Vanguard Emerging Markets ETF	4,253,516
			6,265,751

		International Equity - 20.8%
	21,125	iShares MSCI Australia Index Fund	506,366
	53,510	iShares MSCI Canada Index Fund	1,492,394
	12,137	iShares MSCI EAFE Index Fund	679,672
	12,307	iShares MSCI Pacific ex-Japan Index Fund	529,078
	42,144	iShares MSCI Singapore Index Fund	484,656
	35,496	PowerShares International Dividend Achievers Portfolio	507,593
	156,210	Vanguard Europe Pacific ETF	5,407,990
	13,186	Vanguard FTSE All World ex-US Small-Cap ETF	1,127,535
			10,735,284
		Large Cap - 14.7%
	9,484	iShares Dow Jones U.S. Real Estate Index Fund	472,113
	7,337	iShares S&P North American Technology-Software Index Fund*	356,285
	8,347	iShares U.S. Dow Jones Medical Equipment Index	487,882
	5,632	Market Vectors Agribusiness ETF	254,510
	42,709	PowerShares DB US Dollar Index Bullish Fund*	1,016,474
	11,625	PowerShares QQQ	560,092
	29,660	Rydex S&P Equal Weight ETF	1,262,626
	4,594	SPDR S&P Biotech ETF	275,410
	7,618	SPDR S&P Retail ETF	314,776
	7,010	SPDR S&P Semiconductor ETF	336,340
	46,149	Vanguard Dividend Appreciation Index Fund	2,253,456
			7,589,964
		Mid Cap - 1.1%
	2,423	iShares Morningstar Mid Growth Index Fund	197,378
	13,934	SPDR KBW Bank ETF	359,636
			557,014
		Small Cap - 3.0%
	7,031	iShares S&P SmallCap 600 Index Fund	417,923
	17,250	PowerShares Dynamic Food & Beverage Portfolio	268,410
	22,984	PowerShares Dynamic Leisure and Entertainment Portfolio	360,826
	10,444	SPDR S&P Emerging SmallCap ETF	517,082
			1,564,241
		TOTAL EXCHANGE-TRADED FUNDS (Cost $24,883,239)	28,580,922

		SHORT-TERM INVESTMENTS - 5.9%
		Money Market Mutual Fund - 5.9%
	3,020,023	Fidelity Institutional Government Portfolio, 0.04% «	3,020,023
		TOTAL SHORT-TERM INVESTMENTS (Cost $3,020,023)	3,020,023
		Total Investments (Cost $46,164,325) - 102.6%	52,904,917
		Liabilities in Excess of Other Assets - (2.6)%	(1,346,261)
		TOTAL NET ASSETS - 100.0%	$51,558,656

*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period.

These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds,  credit risk, default rates, inputs corroborated by observable market data, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in pricing the security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks
Aerospace & Defense	$ 1,636,669	$ -	$ -	$ 1,636,669
Capital Markets	446,962	-	-	446,962
Chemicals	700,880	-	-	700,880
Commercial Banks	615,079	-	-	615,079
Commercial Services & Supplies	246,073	-	-	246,073
Communications Equipment	970,882	-	-	970,882
Computers & Peripherals	1,207,663	-	-	1,207,663
Containers & Packaging	433,552	-	-	433,552
Distributors	293,230	-	-	293,230
Diversified Financial Services	1,038,653	-	-	1,038,653
Electrical Equipment	558,165	-	-	558,165
Energy Equipment & Services	828,051	-	-	828,051
Food & Staples Retailing	810,280	-	-	810,280
Food Products	467,959	-	-	467,959
Health Care Providers & Services	1,708,833	-	-	1,708,833
Hotels, Restaurants & Leisure	508,325	-	-	508,325
Insurance	794,301	-	-	794,301
IT Services	384,812	-	-	384,812
Leisure Equipment & Products	286,066	-	-	286,066
Machinery	531,125	-	-	531,125
Media	692,786	-	-	692,786
Multiline Retail	370,836	-	-	370,836
Office Electronics	298,220	-	-	298,220
Oil & Gas	1,617,679	-	-	1,617,679
Pharmaceuticals	1,379,493	-	-	1,379,493
Real Estate Investment Trusts	526,957	-	-	526,957
Semiconductors & Semiconductor Equipment	458,897	-	-	458,897
Software	659,374	-	-	659,374
Specialty Retail	383,626	-	-	383,626
Tobacco	280,934	-	-	280,934
Wireless Telecommunication Services	167,610	-	-	167,610
Total Common Stocks	21,303,972	-	-	21,303,972
Exchange-Traded Funds
Commodity	1,868,668	-	-	1,868,668
Emerging Markets	6,265,751	-	-	6,265,751
International Equity	10,735,284	-	-	10,735,284
Large Cap	7,589,964	-	-	7,589,964
Mid Cap	557,014	-	-	557,014
Small Cap	1,564,241	-	-	1,564,241
Total Exchange-Traded Funds	28,580,922	-	-	28,580,922
Total Equity	49,884,894	-	-	49,884,894
Short-Term Investments
Money Market Mutual Fund	3,020,023	-	-	3,020,023
Total Short-Term Investments	3,020,023	-	-	3,020,023

Total Investments	$ 52,904,917	$ -	$ -	$ 52,904,917

Level 1 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 1	$ -
Transfer out of Level 1	-
Net transfers in and/or out of Level 1	$ -

* There were no transfers made out of Level 1 due to securities no longer trading on an exchange.

Level 2 Reconciliation Disclosure

Description	Investments in Securities
Transfers into Level 2	$ -
Transfer out of Level 2	-
Net transfers in and/or out of Level 2	$ -

* There were no transfers made out of Level 2 because of a lack of observable market data due to a decrease in market activity.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at March 31, 2010 was as follows:

	Short-Term Bond	Intermediate Bond	Intermediate Municipal Bond	Aggregate Bond	Core Plus Bond
Cost of investments	897,498,539	768,978,300	768,048,169	1,626,989,077	336,675,241
Gross unrealized appreciation	10,394,220	15,710,667	18,356,563	39,786,776	14,650,497
Gross unrealized depreciation	(6,680,334)	(9,371,022)	(1,864,481)	(33,760,173)	(7,020,434)
Net unrealized appreciation	3,713,886	6,339,645	16,492,082	6,026,603	7,630,063

	LargeCap	MidCap	RiverFront Long-Term Growth
Cost of investments	21,109,320	34,966,754	46,164,325
Gross unrealized appreciation	4,343,628	7,055,474	6,884,427
Gross unrealized depreciation	(76,857)	(512,113)	(143,835)
Net unrealized appreciation	4,266,771	6,543,361	6,740,592

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By /s/ Mary Ellen Stanek
            Mary Ellen Stanek, President

Date   May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date           May 28, 2010

By /s/ Leonard Rush
Leonard Rush, Treasurer

Date           May 28, 2010